Filed with the Securities and Exchange Commission on July 29, 2014

1933 Act Registration File No.   333-194652
1940 Act File No. 811- 22951
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	1	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	2	[	X	]

(Check appropriate box or boxes.)

FUNDX INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

2020 East Financial Way, Suite 100
Glendora CA  91741
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (626) 914-7363

Jason Browne
FundX Investment Group
235 Montgomery Street, Suite 1049
San Francisco, CA 94101
(Name and Address of Agent for Service)

Copy to:
Steven G. Cravath, Esq
Cravath & Associates, LLC
19809 Shade Brook Way
Gaithersburg, MD 20879

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On August 1, 2014 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of the FundX Investment Trust is being filed to make other permissible changes under Rule 485(b) of the Securities Act of 1933, as amended.

FundX Investment Group

FundX Upgrader Fund – FUNDX
FundX Flexible Income Fund – INCMX
FundX Conservative Upgrader Fund – RELAX
FundX Aggressive Upgrader Fund – HOTFX
FundX Tactical Upgrader Fund – TACTX
FundX Tactical Total Return Fund – TOTLX

Prospectus

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

August 4, 2014

Table of Contents - Prospectus

SUMMARY SECTION

FundX Upgrader Fund

Investment Objective
The FundX Upgrader Fund (“Upgrader Fund”) seeks to maximize capital appreciation over the long term without regard to income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Upgrader Fund.

FundX Upgrader Fund*
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.26%
Acquired Fund (Underlying Fund) Fees and Expenses(2)	0.68%
Total Annual Fund Operating Expenses	1.94%
Expense Reduction/Reimbursement	-0.01%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement(3)	1.93%

(1)       FundX Investment Group (the “Advisor”) has contractually agreed to reduce its fees and/or pay the Upgrader Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the Upgrader Fund to 1.25% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect at least until January 31, 2016.  A reimbursement may be requested by the Advisor for fee reductions and/or expense payments made in the prior three fiscal years if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  To the extent that the Fund incurs expenses excluded from the Expense Cap, net operating expenses of the Fund may be higher than the Expense Cap.  The Expense Cap may be terminated at any time after January 31, 2016, by the Trust’s Board of Trustees upon 60-day notice to the Advisor, or by the Advisor with the consent of the Board.

(2)       The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)       Additionally, U.S. Bank rebates a portion of fees from certain Underlying Funds for processing transactions.  If such amounts were reflected in this table, the Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement would have been 1.91%.

(*)    The Fund is the successor to the FundX Upgrader Fund, a series of Professionally Managed Portfolios, which was reorganized into the Upgrader Fund on August 1, 2014.

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Example
This Example is intended to help you compare the cost of investing in the Upgrader Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Upgrader Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Upgrader Fund’s operating expenses remain the same(taking into account the Expense Cap for the first year only).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Upgrader Fund	$194	$606	$1,044	$2,262
Portfolio Turnover
As a fund-of-funds, the Upgrader Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of exchange-traded funds (“ETFs”).  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Upgrader Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Upgrader Fund’s performance.  During the most recent fiscal year, the Upgrader Fund’s portfolio turnover rate was 201% of the average value of its portfolio.

Principal Investment Strategies
The Upgrader Fund is a fund-of-funds and as such invests primarily in no-load and load-waived mutual funds, including ETFs (“Underlying Funds”).  The Underlying Funds, in turn, invest primarily in individual securities such as common stocks.

Because markets change, the Advisor actively manages the Fund’s portfolio using a proprietary investment strategy called Upgrading, which seeks to capture global market trends.  The Advisor invests in the Underlying Funds that it considers to be in synch with current market leadership.  The Advisor sells an Underlying Fund when it believes that the Underlying Fund is no longer performing in synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.  The Advisor classifies the pool of Underlying Funds into four risk/return categories:
▪     Aggressive Equity Underlying Funds
▪     Core Equity Underlying Funds
▪     Total Return Underlying Funds
▪     Bond Underlying Funds

Under normal market conditions, the Upgrader Fund will invest predominantly in Core Equity Underlying Funds, which generally invest in diversified portfolios of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations.  Core Equity Underlying Funds may also invest in fixed income securities.  Core Equity Underlying Funds allow the Fund to participate in broad market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks.  The Upgrader Fund may purchase, without limit, shares of Underlying Funds that invest in domestic, international and global securities.

To a lesser extent the Upgrader Fund may also invest a portion of its assets in Aggressive Equity Underlying Funds, which may invest in more concentrated portfolios or in small-cap, mid-cap or less-seasoned companies, or may make significant use of complex investment techniques, such as leverage, short sales and margin.  They may also include the use of derivative securities such as options, futures and swap contracts for hedging and/or speculative purposes.  Aggressive Equity Underlying Funds may be riskier than Core Equity Underlying Funds, but may hold the potential for higher reward.  Aggressive Equity Funds allow the Fund to participate in more specialized stock market leadership trends, such as rotations between specific sectors or within emerging markets.  The Upgrader Fund may hold up to 50% of its assets in Underlying Funds that focus on emerging markets.

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See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Process for Classifying the Underlying Funds” for more information on this system.

Principal Risks
An investment in the Upgrader Fund entails risk.  The Upgrader Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Upgrader Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Upgrader Fund.  The following risks could affect the value of your investment:

●
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●
Management Risk – Management risk describes the Upgrader Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Upgrader Fund.

●
Foreign Securities Risk – The Underlying Funds held by the Upgrader Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.
●
Derivative Risk – Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

●
Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.  Leverage is investment exposure which exceeds the initial amount invested.  Leverage can cause the portfolio to lose more than the principal amount invested.  Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

●
Short Sales Risk – The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

●	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.
●
Sector Emphasis Risk – Some of the Underlying Funds may have particular emphasis in one or more sectors, subjecting that Underlying Fund to sector emphasis risk.  Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

●
ETF Trading Risk – Because the Upgrader Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

●
Portfolio Turnover Risk – To the extent the Upgrader Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

●
Upgrading Strategy Risk – The Upgrader Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Upgrader Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

●
Underlying Funds Risk – The risks associated with the Upgrader Fund include the risks related to each Underlying Fund in which the Upgrader Fund invests.  Although the Upgrader Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.  The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

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Performance
The following performance information provides some indication of the risks of investing in the Upgrader Fund.  The bar chart below illustrates how the Upgrader Fund’s total returns have varied from year to year.  The table below illustrates how the Upgrader Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The Upgrader Fund’s performance, before and after taxes is not necessarily an indication of how the Upgrader Fund will perform in the future.  Updated performance is available on the Upgrader Fund’s website at www.upgraderfunds.com.

Effective at the close of business on August 1, 2014, the FundX Upgrader Fund, a series of Professionally Managed Portfolios (the “Predecessor Fund”), reorganized into the Fund, a series of FundX Investment Trust.  Performance information shown prior to the close of business on August 1, 2014 is that of the Predecessor Fund.  Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.

FundX Upgrader Fund - FUNDX

Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	Q3 2009	19.68%
Worst Quarter	Q4 2008	-22.45%

Average Annual Total Returns as of December 31, 2013

FundX Upgrader Fund – FUNDX	1 Year	5 Years	10 Years
Return Before Taxes	29.56%	14.06%	7.17%
Return After Taxes on Distributions	29.31%	13.99%	6.59%
Return After Taxes on Distributions and Sale of Fund Shares	16.85%	11.30%	5.78%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

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The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

Investment Advisor
FundX Investment Group is the investment advisor to the Upgrader Fund.

Portfolio Managers
Name	Title	Managed the Fund Since
Janet Brown	President and Portfolio Manager	2001 (the Fund’s inception)
Jason Browne	Chief Investment Officer and Portfolio Manager	2001 (the Fund’s inception)
Bernard Burke	Portfolio Manager	2001 (the Fund’s inception)
Martin DeVault	Portfolio Manager	2001 (the Fund’s inception)
Sean McKeon	Portfolio Manager	2001 (the Fund’s inception)

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Upgrader Fund shares on any business day by written request via mail (FundX Upgrader Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-866-455-FUND [3863], or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The minimum initial and subsequent investment amounts are shown in the table below.

Minimum Investments
	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

Tax Information
The Upgrader Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Upgrader Fund through a broker-dealer or other financial intermediary (such as a bank), the Upgrader Fund and its related companies may pay the intermediary for the sale of Upgrader Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Upgrader Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Table of Contents - Prospectus

SUMMARY SECTION

FundX Flexible Income Fund

Investment Objective
The FundX Flexible Income Fund (“Flexible Income Fund”) seeks to generate total return, which is capital appreciation plus current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Flexible Income Fund.

FundX Flexible Income Fund*
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.70%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.27%
Acquired Fund (Underlying Fund) Fees and Expenses(1)	0.58%
Total Annual Fund Operating Expenses(2)	1.55%

(1)     The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(2)     Additionally, U.S. Bank rebates a portion of fees from certain Underlying Funds for processing transactions.  If such amounts were reflected in this table, the Total Annual Fund Operating Expenses would have been 1.53%.

(*)   The Fund is the successor to the FundX Flexible Income Fund, a series of Professionally Managed Portfolios, which was reorganized into the Fund on August 1, 2014.

Example
This Example is intended to help you compare the cost of investing in the Flexible Income Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Flexible Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Flexible Income Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Flexible Income Fund	$156	$488	$843	$1,844

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Portfolio Turnover
As a fund-of funds, the Flexible Income Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of exchange-traded funds (“ETFs”).  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Flexible Income Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Flexible Income Fund’s performance.  During the most recent fiscal year, the Flexible Income Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies
The Flexible Income Fund is a fund-of-funds and as such invests primarily in no-load and load-waived mutual funds, including ETFs (“Underlying Funds”).  The Underlying Funds, in turn, invest primarily in individual securities such as common stocks and corporate or government bonds.

Because markets change, the Advisor actively manages the Fund’s portfolio using a proprietary investment strategy called Upgrading, which seeks to capture global market trends. The Advisor invests in the Underlying Funds that it considers to be in synch with current market leadership. The Advisor sells an Underlying Fund when it believes that the Underlying Fund is no longer performing in synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.
Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.  The Advisor classifies the pool of Underlying Funds into four risk/return categories:

▪     Aggressive Equity Underlying Funds
▪     Core Equity Underlying Funds
▪     Total Return Underlying Funds
▪     Bond Underlying Funds

Under normal market conditions, the Flexible Income Fund will invest predominately in Bond Underlying Funds of varying maturity, credit quality (including high-yield securities, or “junk bonds”) and regional exposure.  The Fund attempts to take advantage of bond market leadership trends by targeting those areas of the bond market that are excelling in the current market environment.  The Fund aims to control downside risk by limiting exposure to more volatile areas of the bond market.  The Flexible Income Fund may purchase, without limit, shares of Underlying Funds that invest in domestic and international corporate or government bonds.  Additionally, the Flexible Income Fund may hold up to 50% of its assets in Underlying Funds that focus on emerging markets.

To a lesser extent the Flexible Income Fund may also invest a portion of its assets in Total Return Underlying Funds, which may employ a wide variety of investment strategies, including blending equity securities with fixed income instruments, and techniques designed to provide steady returns with dampened volatility, such as market neutral, long/short, arbitrage or other approaches.  Because Total Return Underlying Funds are not fully invested in bonds, these funds typically have less credit and interest rate risk.

Flexible Income Depending on the Advisor’s perception of the bond market, the Fund will shift among bond funds of varying maturity, credit quality and regional exposure.	See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Process for Classifying the Underlying Funds” for more information on this system.

Principal Risks
An investment in the Flexible Income Fund entails risk.  The Flexible Income Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Flexible Income Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Flexible Income Fund.  The following risks could affect the value of your investment:

●
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

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Table of Contents - Prospectus

●
Management Risk – Management risk describes the Flexible Income Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Flexible Income Fund.

●
Foreign Securities Risk – The Underlying Funds held by the Flexible Income Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.
●
Derivative Risk – Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

●	Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense. Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.
●	Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities. There is the possibility of heightened volatility, reduced liquidity and valuation difficulties that may impact fixed income markets.
●
High-Yield Securities (Junk Bond) Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

●
ETF Trading Risk – Because the Flexible Income Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

●
Portfolio Turnover Risk – To the extent the Flexible Income Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

●
Upgrading Strategy Risk – The Flexible Income Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Flexible Income Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

●
Underlying Funds Risk – The risks associated with the Flexible Income Fund include the risks related to each Underlying Fund in which the Flexible Income Fund invests.  Although the Flexible Income Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.  The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

Performance
The following performance information provides some indication of the risks of investing in the Flexible Income Fund.  The bar chart below illustrates how the Flexible Income Fund’s total returns have varied from year to year.  The table below illustrates how the Flexible Income Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index.  The Flexible Income Fund’s performance, before and after taxes is not necessarily an indication of how the Flexible Income Fund will perform in the future.  Updated performance is available on the Flexible Income Fund’s website at www.upgraderfunds.com.

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Effective at the close of business on August 1, 2014, the Flexible Income Fund, a series of Professionally Managed Portfolios (the “Predecessor Fund”), reorganized into the Fund, a series of FundX Investment Trust.  Performance information shown prior to the close of business on August 1, 2014 is that of the Predecessor Fund.  Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.

FundX Flexible Income Fund - INCMX

Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	Q3 2009	6.06%
Worst Quarter	Q3 2011	-3.85%

Average Annual Total Returns as of December 31, 2013
	1 Year	5 Years	10 Years
FundX Flexible Income Fund - INCMX
Return Before Taxes	3.68%	5.68%	4.84%
Return After Taxes on Distributions	1.42%	4.17%	3.49%
Return After Taxes on Distributions and Sale of Fund Shares	2.34%	3.92%	3.34%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	4.44%	4.55%
BofA Merrill Lynch 3-Month US Treasury Bill Index	0.70%	0.12%	1.68%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.

Investment Advisor
FundX Investment Group is the investment advisor to the Flexible Income Fund.

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Portfolio Managers
Name	Title	Managed the Fund Since
Janet Brown	President and Portfolio Manager	2002 (the Fund’s inception)
Jason Browne	Chief Investment Officer and Portfolio Manager	2002 (the Fund’s inception)
Bernard Burke	Portfolio Manager	2002 (the Fund’s inception)
Martin DeVault	Portfolio Manager	2002 (the Fund’s inception)
Sean McKeon	Portfolio Manager	2002 (the Fund’s inception)

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Flexible Income Fund shares on any business day by written request via mail (FundX Flexible Income Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-866-455-FUND [3863], or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The minimum initial and subsequent investment amounts are shown in the table below.

Minimum Investments
	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

Tax Information
The FundX Flexible Income Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Flexible Income Fund through a broker-dealer or other financial intermediary (such as a bank), the Flexible Income Fund and its related companies may pay the intermediary for the sale of Flexible Income Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Flexible Income Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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SUMMARY SECTION

FundX Conservative Upgrader Fund

Investment Objective
The FundX Conservative Upgrader Fund (“Conservative Fund”) seeks to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Conservative Fund.

FundX Conservative Upgrader Fund*
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.44%
Acquired Fund (Underlying Fund) Fees and Expenses(2)	0.62%
Total Annual Fund Operating Expenses	2.06%
Expense Reduction/Reimbursement	-0.19%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement(3)	1.87%

(1)       FundX Investment Group (the “Advisor”) has contractually agreed to reduce its fees and/or pay the Conservative Upgrader Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the Conservative Upgrader Fund to 1.25% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect at least until January 31, 2016.  A reimbursement may be requested by the Advisor for fee reductions and/or expense payments made in the prior three fiscal years if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  To the extent that the Fund incurs expenses excluded from the Expense Cap, net operating expenses of the Fund may be higher than the Expense Cap.  The Expense Cap may be terminated at any time after January 31, 2016, by the Trust’s Board of Trustees upon 60-day notice to the Advisor, or by the Advisor with the consent of the Board.

(2)      The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)     Additionally, U.S. Bank rebates a portion of fees from certain Underlying Funds for processing transactions.  If such amounts were reflected in this table, the Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement would have been 1.86%.

(*)    The Fund is the successor to the FundX Conservative Upgrader Fund, a series of Professionally Managed Portfolios, which was reorganized into the Fund on August 1, 2014.

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Example
This Example is intended to help you compare the cost of investing in the Conservative Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Conservative Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Conservative Fund’s operating expenses remain the same (taking into account the Expense Cap for the first year only).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Conservative Upgrader Fund	$189	$626	$1,090	$2,374

Portfolio Turnover
As a fund-of-funds, the Conservative Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of exchange-traded funds (“ETFs”). If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Conservative Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Conservative Fund’s performance.  During the most recent fiscal year, the Conservative Fund’s portfolio turnover rate was 144% of the average value of its portfolio.

Principal Investment Strategies
The Conservative Fund is a fund-of-funds and as such invests primarily in no-load and load-waived mutual funds, including ETFs (“Underlying Funds”).  The Underlying Funds, in turn, invest primarily in individual securities such as common stocks and corporate or government bonds.

Because markets change, the Advisor actively manages the Fund’s portfolio using a proprietary investment strategy called Upgrading, which seeks to capture global market trends.  The Advisor invests in the Underlying Funds that it considers to be in synch with current market leadership.  The Advisor sells an Underlying Fund when it believes that the Underlying Fund is no longer performing in synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.  The Advisor classifies the pool of Underlying Funds into four risk/return categories:
▪     Aggressive Equity Underlying Funds
▪     Core Equity Underlying Funds
▪     Total Return Underlying Funds
▪     Bond Underlying Funds

Under normal market conditions, the Conservative Fund will invest predominantly in Core Equity Underlying Funds, which generally invest in diversified portfolios of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations. Core Equity Underlying Funds may also invest in fixed income securities.  Core Equity Underlying Funds allow the Fund to participate in broad stock market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks.  The Conservative Fund may purchase, without limit, shares of Underlying Funds that invest in domestic, international and global securities.  Additionally, the Conservative Fund may hold up to 50% of its assets in Underlying Funds that focus on emerging markets.

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The Conservative Fund may also invest in Total Return and Bond Underlying Funds which are less aggressive and may involve investment in more balanced portfolio and fixed income securities.  By investing in Bond Underlying Funds of varying maturity, credit quality (including high-yield securities, or “junk bonds”) and regional exposure, the Fund attempts to take advantage of bond market leadership trends by targeting those areas of the bond market that are excelling in the current market environment.  The Conservative Fund aims to control downside risk by limiting exposure to more volatile areas of the bond market and/or hedging its bond market exposure.  Bond Underlying Funds attempt to cushion stock market volatility.  It is possible that the Fund will, at times, gain some low to modest level of capital appreciation from its investments in equity funds.  The Fund may also invest a portion of its assets in Total Return Underlying Funds, which may employ a wide variety of investment strategies, including blending equity securities with fixed income instruments, and techniques designed to provide steady returns with dampened volatility, such as market neutral, long/short, arbitrage or other approaches.  Because Total Return Underlying Funds are not fully invested in bonds, these funds typically have less credit and interest rate risk.

See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Process for Classifying the Underlying Funds” for more information on this system.

Principal Risks
An investment in the Conservative Fund entails risk.  The Conservative Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Conservative Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Conservative Fund.  The following risks could affect the value of your investment:

●
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●
Management Risk – Management risk describes the Conservative Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Conservative Fund.

●
Foreign Securities Risk – The Underlying Funds held by the Conservative Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.
●
Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

●
Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.  Leverage is investment exposure which exceeds the initial amount invested.  Leverage can cause the portfolio to lose more than the principal amount invested.  Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

●	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.
●
Sector Emphasis Risk – Some of the Underlying Funds may have particular emphasis in one or more sectors, subjecting that Underlying Fund to sector emphasis risk.  Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

●
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

●
High-Yield Securities (Junk Bond) Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

●
ETF Trading Risk – Because the Conservative Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

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●
Portfolio Turnover Risk – To the extent the Conservative Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

●
Upgrading Strategy Risk – The Conservative Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Conservative Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

●
Underlying Funds Risk – The risks associated with the Conservative Fund include the risks related to each Underlying Fund in which the Conservative Fund invests.  Although the Conservative Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.  The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

Performance
The following performance information provides some indication of the risks of investing in the Conservative Fund.  The bar chart below illustrates how the Conservative Fund’s total returns have varied from year to year.  The table below illustrates how the Conservative Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The Conservative Fund’s performance, before and after taxes is not necessarily an indication of how the Conservative Fund will perform in the future.  Updated performance is available on the Conservative Fund’s website www.upgraderfunds.com.

Effective at the close of business on August 1, 2014, the Conservative Fund, a series of Professionally Managed Portfolios (the “Predecessor Fund”), reorganized into the Fund, a series of FundX Investment Trust.  Performance information shown prior to the close of business on August 1, 2014 is that of the Predecessor Fund.  Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.

FundX Conservative Upgrader Fund - RELAX

Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	Q3 2009	14.73%
Worst Quarter	Q4 2008	-12.91%

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Average Annual Total Returns as of December 31, 2013
	1 Year	5 Years	10 Years
FundX Conservative Upgrader Fund – RELAX
Return Before Taxes	18.56%	11.07%	6.07%
Return After Taxes on Distributions	17.55%	10.58%	5.91%
Return After Taxes on Distributions and Sale of Fund Shares	10.74%	8.65%	5.27%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%
Blended 60% S&P 500® Index/40% Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	17.56%	12.71%	6.54%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	4.44%	4.55%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.

Investment Advisor
FundX Investment Group is the investment advisor to the Conservative Fund.

Portfolio Managers
Name	Title	Managed the Fund Since
Janet Brown	President and Portfolio Manager	2002 (the Fund’s inception)
Jason Browne	Chief Investment Officer and Portfolio Manager	2002 (the Fund’s inception)
Bernard Burke	Portfolio Manager	2002 (the Fund’s inception)
Martin DeVault	Portfolio Manager	2002 (the Fund’s inception)
Sean McKeon	Portfolio Manager	2002 (the Fund’s inception)

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Conservative Fund shares on any business day by written request via mail (FundX Conservative Upgrader Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-866-455-FUND [3863], or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The minimum initial and subsequent investment amounts are shown in the table below.

Minimum Investments
	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

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Tax Information
The Conservative Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Conservative Fund through a broker-dealer or other financial intermediary (such as a bank), the Conservative Fund and its related companies may pay the intermediary for the sale of Conservative Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Conservative Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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SUMMARY SECTION

FundX Aggressive Upgrader Fund

Investment Objective
The FundX Aggressive Upgrader Fund (“Aggressive Fund”) seeks to maximize capital appreciation over the long term without regard to income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Aggressive Fund.

FundX Aggressive Upgrader Fund*
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.37%
Acquired Fund (Underlying Fund) Fees and Expenses(2)	0.71%
Total Annual Fund Operating Expenses	2.08%
Expense Reduction/Reimbursement	-0.12%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement(3)	1.96%

(1)      FundX Investment Group (the “Advisor”) has contractually agreed to reduce its fees and/or pay the Aggressive Upgrader Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the Aggressive Upgrader Fund to 1.25% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect at least until January 31, 2016.  A reimbursement may be requested by the Advisor for fee reductions and/or expense payments made in the prior three fiscal years if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  To the extent that the Fund incurs expenses excluded from the Expense Cap, net operating expenses of the Fund may be higher than the Expense Cap.  The Expense Cap may be terminated at any time after January 31, 2016, by the Trust’s Board of Trustees upon 60-day notice to the Advisor, or by the Advisor with the consent of the Board.

(2)     The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)     Additionally, U.S. Bank rebates a portion of fees from certain Underlying Funds for processing transactions.  If such amounts were reflected in this table, the Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement would have been 1.94%.

(*)    The Fund is the successor to the FundX Aggressive Upgrader Fund, a series of Professionally Managed Portfolios, which was reorganized into the Fund on August 1, 2014.

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Example
This Example is intended to help you compare the cost of investing in the Aggressive Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Aggressive Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Aggressive Fund’s operating expenses remain the same (taking into account the Expense Cap for the first year only).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Aggressive Upgrader Fund	$197	$638	$1,106	$2,399

Portfolio Turnover
As a fund-of-funds, the Aggressive Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of exchange-traded funds (“ETFs”).  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Aggressive Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Aggressive Fund’s performance.  During the most recent fiscal year, the Aggressive Fund’s portfolio turnover rate was 207% of the average value of its portfolio.

Principal Investment Strategies
The Aggressive Fund is a fund-of-funds and as such invests primarily in no-load and load-waived mutual funds, including ETFs (“Underlying Funds”).  The Underlying Funds, in turn, invest primarily in individual securities such as common stocks.

Because markets change, the Advisor actively manages the Fund’s portfolio using a proprietary investment strategy called Upgrading, which seeks to capture global market trends.  The Advisor invests in the Underlying Funds that it considers to be in synch with current market leadership.  The Advisor sells an Underlying Fund when it believes that the Underlying Fund is no longer performing in synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative. The Advisor classifies the pool of Underlying Funds into four risk/return categories:
▪   Aggressive Equity Underlying Funds
▪     Core Equity Underlying Funds
▪     Total Return Underlying Funds
▪     Bond Underlying Funds

Under normal market conditions, the Aggressive Fund will invest predominantly (and at times exclusively) in Aggressive Equity Underlying Funds, which may invest in more concentrated portfolios or in small-cap, mid-cap, or less-seasoned companies, or may make significant use of complex investment techniques, such as leverage, short sales and margin.  They may also include the use of derivative securities such as options, futures and swap contracts for hedging and/or speculative purposes.  Aggressive Equity Underlying Funds may be riskier than Core Equity Underlying Funds, but may provide the potential for higher reward.  Aggressive Equity Underlying Funds allow the Aggressive Fund to participate in more specialized stock market leadership trends, such as rotations between specific sectors or within emerging markets.  The Aggressive Fund is not limited in the amount of its assets it holds in Underlying Funds that focus on emerging markets

To a lesser extent the Aggressive Fund may also invest a portion of its assets in Core Equity Underlying Funds, which generally invest in diversified portfolios of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations.  Core Equity Underlying Funds may also invest in fixed income securities.  Core Equity Funds allow the Fund to participate in broader stock market leadership trends, such as rotation between value and growth stocks, small- and large-cap stocks, and domestic and international stocks.  The Aggressive Fund may purchase, without limit, shares of Underlying Funds that invest in domestic, international and global securities.

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See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Process for Classifying the Underlying Funds” for more information on this system.

Principal Risks
An investment in the Aggressive Fund entails risk.  The Aggressive Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Aggressive Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Aggressive Fund.  The following risks could affect the value of your investment:

●
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●
Management Risk – Management risk describes the Aggressive Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Aggressive Fund.

●
Foreign Securities Risk – The Underlying Funds held by the Aggressive Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.
●
Derivative Risk – Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

●
Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.  Leverage is investment exposure which exceeds the initial amount invested.  Leverage can cause the portfolio to lose more than the principal amount invested.  Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

●
Short Sales Risk –The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

●	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.
●
Sector Emphasis Risk – Some of the Underlying Funds may have particular emphasis in one or more sectors, subjecting that Underlying Fund to sector emphasis risk.  Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

●
ETF Trading Risk – Because the Aggressive Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

●
Portfolio Turnover Risk – To the extent the Aggressive Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

●
Upgrading Strategy Risk – The Aggressive Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Aggressive Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

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●
Underlying Funds Risk – The risks associated with the Aggressive Fund include the risks related to each Underlying Fund in which the Aggressive Fund invests.  Although the Aggressive Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.  The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

Performance
The following performance information provides some indication of the risks of investing in the Aggressive Fund.  The bar chart below illustrates how the Aggressive Fund’s total returns have varied from year to year.  The table below illustrates how the Aggressive Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The Aggressive Fund’s performance, before and after taxes is not necessarily an indication of how the Aggressive Fund will perform in the future.  Updated performance is available on the Aggressive Fund’s website www.upgraderfunds.com.

Effective at the close of business on August 1, 2014, the Aggressive Upgrader Fund, a series of Professionally Managed Portfolios (the “Predecessor Fund”), reorganized into the Fund, a series of FundX Investment Trust.  Performance information shown prior to the close of business on August 1, 2014 is that of the Predecessor Fund.  Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.

FundX Aggressive Upgrader Fund - HOTFX

Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	Q3 2009	19.22%
Worst Quarter	Q4 2008	-21.88%

Average Annual Total Returns as of December 31, 2013
	1 Year	5 years	10 Years
FundX Aggressive Upgrader Fund - HOTFX
Return Before Taxes	29.49%	14.11%	7.43%
Return After Taxes on Distributions	29.38%	14.08%	6.96%
Return After Taxes on Distributions and Sale of Fund Shares	16.72%	11.35%	6.01%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

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The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.

Investment Advisor
FundX Investment Group is the investment advisor to the Aggressive Fund.

Portfolio Managers
Name	Title	Managed the Fund Since
Janet Brown	President and Portfolio Manager	2002 (the Fund’s inception)
Jason Browne	Chief Investment Officer and Portfolio Manager	2002 (the Fund’s inception)
Bernard Burke	Portfolio Manager	2002 (the Fund’s inception)
Martin DeVault	Portfolio Manager	2002 (the Fund’s inception)
Sean McKeon	Portfolio Manager	2002 (the Fund’s inception)

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Aggressive Fund shares on any business day by written request via mail (FundX Aggressive Upgrader Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-866-455-FUND [3863], or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The minimum initial and subsequent investment amounts are shown in the table below.

Minimum Investments
	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

Tax Information
The Aggressive Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Aggressive Fund through a broker-dealer or other financial intermediary (such as a bank), the Aggressive Fund and its related companies may pay the intermediary for the sale of Aggressive Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Aggressive Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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SUMMARY SECTION

FundX Tactical Upgrader Fund

Investment Objective
The FundX Tactical Upgrader Fund (“Tactical Fund”) seeks long-term capital appreciation with less volatility than the broad equity market; capital preservation is a secondary consideration.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical Fund.

FundX Tactical Upgrader Fund*
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.39%
Acquired Fund (Underlying Fund) Fees and Expenses(2)	0.19%
Total Annual Fund Operating Expenses	1.58%
Expense Reduction/Reimbursement	-0.14%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	1.44%

(1)      FundX Investment Group (the “Advisor”) has contractually agreed to reduce its fees and/or pay the Tactical Upgrader Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the Tactical Upgrader Fund to 1.25% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect at least until January 31, 2016.  A reimbursement may be requested by the Advisor for fee reductions and/or expense payments made in the prior three fiscal years if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  To the extent that the Fund incurs expenses excluded from the Expense Cap, net operating expenses of the Fund may be higher than the Expense Cap.  The Expense Cap may be terminated at any time after January 31, 2016, by the Trust’s Board of Trustees upon 60-day notice to the Advisor, or by the Advisor with the consent of the Board.

(2)      The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(*)    The Fund is the successor to the FundX Tactical Upgrader Fund, a series of Professionally Managed Portfolios, which was reorganized into the Fund on August 1, 2014.

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Example
This Example is intended to help you compare the cost of investing in the Tactical Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Tactical Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Tactical Fund’s operating expenses remain the same (taking into account the Expense Cap for the first year only).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Tactical Upgrader Fund	$147	$485	$847	$1,866

Portfolio Turnover
As a fund-of-funds, the Tactical Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of exchange-traded funds (“ETFs”).  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Tactical Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Tactical Fund’s performance.  The use of options contracts to hedge the portfolio may result in a high turnover rate, in excess of 300% in a given year.  During the most recent fiscal year, the Tactical Fund’s portfolio turnover rate was 408% of the average value of its portfolio.

Principal Investment Strategies
The Tactical Fund is a fund-of-funds and as such invests in no-load and load waived mutual funds, but primarily in ETFs (“Underlying Funds”).  The Underlying Funds, in turn, invest primarily in individual securities such as common stocks.

Because markets change, the Advisor actively manages the Fund’s equity portfolio using a proprietary investment strategy called Upgrading, which seeks to capture global market trends. The Advisor invests in the Underlying Funds that it considers to be in synch with current market leadership. The Advisor sells an Underlying Fund when it believes that the Underlying Fund is no longer performing in synch with current market leadership or if a new Underlying Fund is judged to be more attractive than a current holding.	Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.  The Advisor classifies the pool of Underlying Funds into four risk/return categories:
▪     Aggressive Equity Underlying Funds
▪     Core Equity Underlying Funds
▪     Total Return Underlying Funds
▪     Bond Underlying Funds

Under normal market conditions, the Tactical Fund will have a substantial holding in Core Equity Underlying Funds, which generally invest in diversified portfolios of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations.  Core Equity Underlying Funds holdings will typically be offset to some extent by hedges designed to reduce volatility.  Core Equity Underlying Funds may also invest in fixed income securities.  These positions allow the Tactical Fund to participate in broad stock market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks.  The Tactical Fund may purchase, without limit, shares of Underlying Funds that invest in domestic, international and global securities.

To a lesser extent the Tactical Fund may also invest a portion of its assets in Aggressive Equity Underlying Funds, which may invest in more concentrated portfolios or in small-cap, mid-cap or less-seasoned companies, or may make significant use of complex investment techniques, such as leverage, short sales and margin.  They may also include the use of derivative securities such as options, futures and swap contracts for hedging and/or speculative purposes.  Aggressive Equity Underlying Funds may be riskier than Core Equity Underlying Funds, but may hold the potential for higher reward.  Aggressive Equity Underlying Funds allow the Fund to participate in more specialized stock market leadership trends, such as rotations between specific sectors or within emerging markets.  The Tactical Fund may hold up to 50% of its assets in Underlying Funds that focus on emerging markets.

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Hedging The level of the portfolio’s hedge will vary depending on the Advisor’s perception of the market’s level of risk.
In an attempt to balance the risk inherent in equity-based mutual funds, the Tactical Fund will attempt to buffer its stock market exposure with a variety of hedging techniques, such as raising cash and using options.  Such options strategies may include selling covered call or put options and/or buying put options or put spreads or call options or call spreads.  The level at which the portfolio is hedges will vary depending on the Advisor’s perception of the market’s level of risk at any given time.

See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Process for Classifying the Underlying Funds” for more information on this system.

Principal Risks
An investment in the Tactical Fund entails risk.  The Tactical Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Tactical Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Tactical Fund.  The following risks could affect the value of your investment:

●
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●
Management Risk – Management risk describes the Tactical Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Tactical Fund, including the Advisor’s success at implementing hedging techniques to lower portfolio volatility.

●
Foreign Securities Risk – The Underlying Funds held by the Tactical Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.
●
Derivative Risk – The Fund and some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

●
Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.  Leverage is investment exposure which exceeds the initial amount invested.  Leverage can cause the portfolio to lose more than the principal amount invested.  Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

●
Short Sales Risk –The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

●	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.
●
Sector Emphasis Risk – Some of the Underlying Funds may have particular emphasis in one or more sectors, subjecting that Underlying Fund to sector emphasis risk.  Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

●
ETF Trading Risk – Because the Tactical Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

●
Portfolio Turnover Risk – The Tactical Fund’s Upgrading strategy, and in particular, the hedging strategy employed by the Advisor may result in high portfolio turnover from time to time.  High portfolio turnover may cause the Tactical Fund to incur higher transaction costs than would be the case if the Tactical Fund had lower portfolio turnover.

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●
Upgrading Strategy Risk – The Tactical Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Tactical Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

●
Underlying Funds Risk – The risks associated with the Tactical Fund include the risks related to each Underlying Fund in which the Tactical Fund invests.  Although the Tactical Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

●
Aggressive Investment Technique Risk – The Underlying Funds, particularly some ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

●
Options Risk – Selling call options can reduce the risk of owing equity funds or ETFs, but it limits the opportunity to profit from a rise in the stock market in exchange for the cash received for selling the call option.  The Fund also risks losing all or part of the cash paid for purchasing put options.  The effectiveness of the Fund’s options-based risk management strategy may be lessened if the Underlying Funds held do not correlate to the performance of the indexes or ETFs underlying its option positions.

Performance
The following performance information provides some indication of the risks of investing in the Tactical Fund. The bar chart below illustrates how the Tactical Fund’s total returns have varied since inception.  The table below illustrates how the Tactical Fund’s average annual total returns for the 1-year, 5-year, and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The Tactical Fund’s performance, before and after taxes is not necessarily an indication of how the Tactical Fund will perform in the future.  Updated performance is available on the Tactical Fund’s website at www.upgraderfunds.com.

Effective at the close of business on August 1, 2014, the Tactical Fund, a series of Professionally Managed Portfolios (the “Predecessor Fund”), reorganized into the Fund, a series of FundX Investment Trust.  Performance information shown prior to the close of business on August 1, 2014 is that of the Predecessor Fund.  Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.

FundX Tactical Upgrader Fund - TACTX

Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	Q3 2009	6.34%
Worst Quarter	Q3 2011	-2.31%

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Average Annual Total Returns as of December 31, 2013
	1 Year	5 Year	Since Inception
FundX Tactical Upgrader Fund - TACTX			(2/29/08)
Return Before Taxes	8.55%	5.15%	-2.71%
Return After Taxes on Distributions	8.55%	5.09%	-2.76%
Return After Taxes on Distributions and Sale of Fund Shares	4.84%	4.02%	-2.02%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	8.16%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	4.44%	4.38%
BofA Merrill Lynch 3-Month US Treasury Bill Index	0.07%	0.12%	0.34%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

Investment Advisor
FundX Investment Group is the investment advisor to the Tactical Fund.

Portfolio Managers
Name	Title	Managed the Fund Since
Janet Brown	President and Portfolio Manager	2008 (the Fund’s inception)
Jason Browne	Chief Investment Officer and Portfolio Manager	2008 (the Fund’s inception)
Bernard Burke	Portfolio Manager	2008 (the Fund’s inception)
Martin DeVault	Portfolio Manager	2008 (the Fund’s inception)
Sean McKeon	Portfolio Manager	2008 (the Fund’s inception)

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Tactical Fund shares on any business day by written request via mail (FundX Tactical Upgrader Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-866-455-FUND [3863], or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The minimum initial and subsequent investment amounts are shown in the table below.

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Minimum Investments
	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

Tax Information
The Tactical Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Tactical Fund through a broker-dealer or other financial intermediary (such as a bank), the Tactical Fund and its related companies may pay the intermediary for the sale of Tactical Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Tactical Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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SUMMARY SECTION

FundX Tactical Total Return Fund

Investment Objective
The FundX Tactical Total Return Fund (“Tactical Total Return Fund”) seeks long-term capital appreciation with less volatility than the broad equity market; capital preservation is a secondary consideration.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical Total Return Fund.

FundX Tactical Total Return Fund*
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	1.47%
Acquired Fund (Underlying Fund) Fees and Expenses(2)	0.37%
Total Annual Fund Operating Expenses	2.84%
Expense Reduction/Reimbursement	-1.22%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	1.62%

(1)      FundX Investment Group (the “Advisor”) has contractually agreed to reduce its fees and/or pay the Tactical Total Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the Tactical Total Return Fund to 1.25% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect at least until January 31, 2016.  A reimbursement may be requested by the Advisor for fee reductions and/or expense payments made in the prior three fiscal years if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  To the extent that the Fund incurs expenses excluded from the Expense Cap, net operating expenses of the Fund may be higher than the Expense Cap.  The Expense Cap may be terminated at any time after January 31, 2016 by the Trust’s Board of Trustees upon 60-day notice to the Advisor, or by the Advisor with the consent of the Board.

(2)      The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(*)    The Fund is the successor to the FundX Tactical Total Fund, a series of Professionally Managed Portfolios, which was reorganized into the Fund on August 1, 2014.

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Example
This Example is intended to help you compare the cost of investing in the Tactical Total Return Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Tactical Total Return Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Tactical Total Return Fund’s operating expenses remain the same (taking into account the Expense Cap for one year only).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Tactical Total Return Fund	$165	$765	$1,391	$3,078

Portfolio Turnover
As a fund-of-funds, the Tactical Total Return Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of exchange-traded funds (“ETFs”).  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Tactical Total Return Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Tactical Total Return Fund’s performance.  The use of options contracts to hedge the portfolio may result in a high turnover rate, as much as 300% in a given year.  During the most recent fiscal year, the Tactical Total Return Fund’s portfolio turnover rate was 261% of the average value of its portfolio.

Principal Investment Strategies
The Tactical Total Return Fund is a fund-of-funds and as such invests in no-load and load waived mutual funds, but primarily in ETFs (“Underlying Funds”).  The Underlying Funds, in turn, invest primarily in individual securities such as common stocks and corporate or government bonds.

Because markets change, the Advisor actively manages the Fund’s portfolio using a proprietary investment strategy called Upgrading, which seeks to capture global market trends. The Advisor invests in the Underlying Funds that it considers to be in synch with current market leadership. The Advisor sells an Underlying Fund when it believes that the Underlying Fund is no longer performing in synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.	Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative. The Advisor classifies the pool of Underlying Funds into four categories:
	▪	Aggressive Equity Underlying Funds
	▪	Core Equity Underlying Funds
	▪	Total Return Underlying Funds
	▪	Bond Underlying Funds

Under normal market conditions, the Tactical Total Return Fund will hold Core Equity Underlying Funds, which generally invest in diversified portfolios of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations.  Core Equity Underlying Fund holdings will typically be offset to some extent by hedges designed to reduce volatility.  Core Equity Underlying Funds may also invest in fixed income securities.  These positions allow the Fund to participate in broad stock market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks.  The Tactical Total Return Fund may purchase, without limit, shares of Underlying Funds that invest in domestic, international and global securities.  Additionally, the Tactical Total Return Fund may hold up to 50% of its assets in Underlying Funds that focus on emerging markets.

The Tactical Total Return Fund may also invest in Bond Underlying Funds which are less aggressive and may involve investment in more balanced portfolio and fixed income securities.  By investing in Bond Underlying Funds of varying maturity, credit quality (including high-yield securities, or “junk bonds”) and regional exposure, the Fund attempts to take advantage of bond market leadership trends by targeting those areas of the bond market that are excelling in the current market environment.  The Tactical Total Return Fund aims to control downside risk by limiting exposure to more volatile areas of the bond market and/or hedging its bond market exposure.  Bond Underlying Funds attempt to cushion stock market volatility.

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To a lesser extent the Tactical Total Return Fund may also invest a portion of its assets in Total Return Underlying Funds, which may employ a wide variety of investment strategies, including blending equity securities with fixed income instruments, and techniques designed to provide steady returns with dampened volatility, such as market neutral, long/short, arbitrage or other approaches.  Because Total Return Underlying Funds are not fully invested in bonds, these funds typically have less credit and interest rate risk.

Hedging	To manage risk, the Tactical Total Return Fund attempts to buffer its stock and bond market exposure with a variety of hedging techniques, such as raising cash and using options. Such options strategies may include selling covered call or put options and/or buying put options or put spreads or call options or call spreads. The level at which the portfolio is hedged will vary depending on the Advisor’s perception of the market’s level of risk at any given time.
The level of the portfolio’s hedge will vary depending on the Advisor’s perception of the markets level of risk.

See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Process for Classifying the Underlying Funds” for more information on this system.

Principal Risks
An investment in the Tactical Total Return Fund entails risk.  The Tactical Total Return Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Tactical Total Return Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Tactical Total Return Fund.  The following risks could affect the value of your investment:

●
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●	Management Risk – Management risk describes the Tactical Total Return Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Tactical Total Return Fund, including the Advisor’s success at implementing hedging techniques to lower portfolio volatility.
●
Foreign Securities Risk – The Underlying Funds held by the Tactical Total Return Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.
●
Derivative Risk – The Fund and some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

●
Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.  Leverage is investment exposure which exceeds the initial amount invested.  Leverage can cause the portfolio to lose more than the principal amount invested.  Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

●
Short Sales Risk –The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

●	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

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●
Sector Emphasis Risk – Some of the Underlying Funds may have particular emphasis in one or more sectors, subjecting that Underlying Fund to sector emphasis risk.  Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

●
ETF Trading Risk – Because the Tactical Total Return Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

●
Portfolio Turnover Risk – The Tactical Total Return Fund’s Upgrading strategy, and in particular, the hedging strategy employed by the Advisor may result in high portfolio turnover from time to time.  High portfolio turnover may cause the Tactical Total Return Fund to incur higher transaction costs than would be the case if the Tactical Total Return Fund had lower portfolio turnover.

●
Upgrading Strategy Risk – The Tactical Total Return Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Tactical Total Return Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

●
Underlying Funds Risk – The risks associated with the Tactical Total Return Fund include the risks related to each Underlying Fund in which the Tactical Total Return Fund invests.  Although the Tactical Total Return Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.  The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

●
Aggressive Investment Technique Risk – The Underlying Funds, particularly some ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

●
Options Risk – Selling call options can reduce the risk of owing equity funds or ETFs, but it limits the opportunity to profit from a rise in the stock market in exchange for the cash received for selling the call option.  The Fund also risks losing all or part of the cash paid for purchasing put options.  The effectiveness of the Fund’s options-based risk management strategy may be lessened if the Underlying Funds held do not correlate to the performance of the indexes or ETFs underlying its option positions.

●
Mortgage- and Asset-Backed Securities Risk – The Underlying Funds may invest in mortgage- and asset-backed securities, which represent “pools” of mortgages or other assets, including consumer loans or receivables held in trust.  In a period of rising interest rates, these securities may exhibit additional volatility.

●
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

●
High-Yield Securities (Junk Bonds) Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade (junk bonds) are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

Performance
The following performance information provides some indication of the risks of investing in the Tactical Total Return Fund.  The bar chart below illustrates how the Tactical Total Return Fund’s total returns have varied since inception.  The table below illustrates how the Tactical Total Return Fund’s average annual total returns for the 1-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The Tactical Total Return Fund’s performance, before and after taxes is not necessarily an indication of how the Tactical Total Return Fund will perform in the future.  Updated performance is available on the Tactical Total Return Fund’s website at www.upgraderfunds.com.

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Effective at the close of business on August 1, 2014, the Tactical Total Return Fund, a series of Professionally Managed Portfolios (the “Predecessor Fund”), reorganized into the Fund, a series of FundX Investment Trust.  Performance information shown prior to the close of business on August 1, 2014 is that of the Predecessor Fund.  Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.

FundX Tactical Total Return Fund - TOTLX

Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	Q3 2010	3.89%
Worst Quarter	Q3 2011	-2.95%

Average Annual Total Returns as of December 31, 2013
	1 Year	Since Inception
FundX Tactical Total Return Fund - TOTLX		(5/29/09)
Return Before Taxes	4.46%	4.48%
Return After Taxes on Distributions	3.14%	3.61%
Return After Taxes on Distributions and Sale of Fund Shares	2.69%	3.34%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	18.92%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	4.55%
BofA Merrill Lynch 3-Month US Treasury Bill Index	0.07%	0.12%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

Investment Advisor
FundX Investment Group is the investment advisor to the Tactical Total Return Fund.

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Portfolio Managers
Name	Title	Managed the Fund Since
Janet Brown	President and Portfolio Manager	2009 (the Fund’s inception)
Jason Browne	Chief Investment Officer and Portfolio Manager	2009 (the Fund’s inception)
Bernard Burke	Portfolio Manager	2009 (the Fund’s inception)
Martin DeVault	Portfolio Manager	2009 (the Fund’s inception)
Sean McKeon	Portfolio Manager	2009 (the Fund’s inception)

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Tactical Total Return Fund shares on any business day by written request via mail (FundX Tactical Total Return Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-866-455-FUND [3863], or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The minimum initial and subsequent investment amounts are shown in the table below.

Minimum Investments	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

Tax Information
The Tactical Total Return Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Tactical Total Return Fund through a broker-dealer or other financial intermediary (such as a bank), the Tactical Total Return Fund and its related companies may pay the intermediary for the sale of Tactical Total Return Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Tactical Total Return Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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MORE ABOUT THE FUNDS’ INVESTMENT
OBJECTIVES, STRATEGIES AND RISKS

Investment Objectives

Please refer to the Summary Section for each Fund in the front of this Prospectus for each Fund’s investment objective.  Each Fund’s investment objective is non-fundamental and may therefore be changed, without shareholder approval, upon a 60-day written notice to a Fund’s shareholders.

Principal Investment Strategies

Advisor’s General Approach to Managing the FundX Upgrader Funds
In selecting investments for the Funds’ portfolios, the Advisor employs its proprietary Upgrading investment strategy.  The Advisor believes that the best investment returns can be attained by continually moving assets into what it determines to be the current top-performing funds within a given risk class.

The Advisor’s Upgrading strategy is designed to be a logical system of investing in top Underlying Funds while they are performing well, and then moving to others when the Advisor believes the original choices are no longer the best.  The Advisor selects Underlying Funds that it believes offer above-average prospects for achieving each Fund’s goal of either capital growth or capital preservation and believes such funds can be identified through current performance.

The Advisor has used this Upgrading investment strategy to manage accounts since 1969.  The Advisor believes Upgrading can provide an effective way to successfully participate in a broad range of investment opportunities as they develop.

The Advisor believes that this strategy is effective because of the relatively low transaction costs of investing in no-load or load-waived funds and the relatively low transaction costs of investing in ETFs in the secondary market.  The Advisor believes that investing in other mutual funds and ETFs will provide the Funds with opportunities to achieve greater diversification of portfolio securities and investment techniques than the Funds could achieve by investing directly in individual portfolio securities.

Since 1976, the Advisor has published NoLoad FundX, a monthly newsletter that uses an Upgrading strategy similar to the strategies utilized by the Funds.  Although the Underlying Funds purchased for the Funds will generally also be highly ranked in NoLoad FundX, the Advisor may also invest in funds not included in the newsletter, such as institutional or other mutual funds that are not available to the general public, but are available to the Advisor.

Underlying Funds in which the FundX Upgrader Funds Invest
Each of the Funds seeks to achieve its investment objectives by investing primarily in no-load and load-waived mutual funds, including ETFs, which are referred to as the Underlying Funds.  Each Fund will invest primarily in Underlying Funds that have an investment objective similar to the Fund’s or that otherwise are permitted investments under the Fund’s investment policies described herein.  Nevertheless, the Underlying Funds purchased by a Fund likely will have certain investment policies and use certain investment practices that may be different from those of the Fund and not described here.  These other policies and practices may subject the Underlying Funds’ assets to varying or greater degrees of risk.

The Advisor’s Upgrading strategy classifies Underlying Funds according to risk, based primarily on their historical performance with emphasis on their downside records.  As its secondary selection process, the Advisor then scores and ranks the Underlying Funds on one-month, three-month, six-month and twelve-month total returns.

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The Advisor’s Process for Classifying the Underlying Funds
The Advisor has constructed three risk classes for equity funds.  Bond funds are grouped into a fourth class.  Using broad categories allows the Advisor to have a full range of investment opportunities available to the Funds.  For instance, rather than isolating international funds from domestic, the Advisor groups them with other funds with similar downside risk.  This allows the best funds to rise to the top, whatever their investment approach may be.  Occasionally, some overlap may occur.  You may find an Aggressive Equity Underlying Fund showing no more volatility than a typical Core Equity Underlying Fund.  Furthermore, the Advisor may re-classify Underlying Funds when new information indicates such change is appropriate.  The descriptions below provide a realistic indication of what might be expected from a fund in each classification.

Aggressive Equity Funds
Aggressive Equity Underlying Funds include equity funds invested in small- or mid-sized companies. These funds may focus on special investments, industries or market sectors. Many of these funds may lack diversification by focusing on a few industry sectors or concentrating their portfolios in a few individual holdings, in the hopes of achieving above-average returns.  International funds may concentrate in a particular country or region, including emerging markets or economies not considered mature.  These funds mostly hold common stocks, but may contain convertible bonds or other instruments.  These funds may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways that may likely to increase volatility.

Core Equity Funds
Core Equity Underlying Funds are generally comprised of diversified equity portfolios invested in well-established companies.  Such portfolios may include some fixed-income instruments such as bonds, convertibles, preferred stock or cash and may have flexibility to move to large cash positions.  International (foreign) or global (foreign and domestic) funds tend to invest in larger companies in mature economies (e.g., Europe & Japan).

Total Return (or Balanced) Funds
Total Return Underlying Funds may employ a wide variety of investment strategies, including blending equity securities with fixed income instruments, and techniques designed to provide steady returns with dampened volatility, such as market neutral long/short, arbitrage or other approaches. Because Total Return Underlying Funds are not fully invested in bonds, these funds typically have less credit and interest rate risk.   Often these funds hold income-generating instruments, such as bonds, to lower portfolio volatility.  Some of these funds may use derivative instruments such as futures, put options or short selling to a limited extent to lessen volatility.

Bond/Fixed-Income Funds
Bond Underlying Funds have a primary objective of current income and preservation of capital.  These funds are divided into sub-categories of fixed-income securities based on credit quality, duration and maturity.  It is not the Advisor’s intention to purchase funds to achieve a particular tax result.

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Fund-Specific Approaches

FundX Upgrader Fund (“Upgrader Fund”)
Under normal market conditions, the Upgrader Fund will typically maintain a substantial holding of Core Equity Underlying Funds.  However, at the Advisor’s discretion, the Upgrader Fund may invest a portion of its portfolio in other Underlying Funds when the Advisor perceives greater potential returns by taking additional risk in Aggressive Equity Underlying Funds. Believes the market dictates that it should be more defensive and hold Total Return Underlying Funds.  While the Core Equity Underlying Funds will generally invest in some fixed-income securities and equity securities of United States and foreign companies with a wide range of market capitalization, the Aggressive Equity Underlying Funds may tend to have concentrated positions within certain sectors or industries or may be heavily invested in companies with small market capitalization.

The Upgrader Fund also may purchase, without limit, shares of international and global Underlying Funds that focus their investment in securities of companies located outside of the United States, when they meet the Advisor’s selection criteria.  Furthermore, the Upgrader Fund may also invest up to 50% of its assets in Underlying Funds that focus their investment in the equity securities of companies located in emerging markets or developing economies.  The Upgrader Fund considers emerging markets countries to be those defined by the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index.

FundX Flexible Income Fund (“Flexible Income Fund”)
Under normal market conditions, the Flexible Income Fund invests exclusively in shares of Total Return and Bond Underlying Funds.  Under many circumstances, the Flexible Income Fund will be invested in Bond Underlying Funds that may include any type of fixed-income security (e.g., high-yield, global bonds, etc.).  In fact, to best take advantage of the current economic and interest rate environment, it is anticipated that the Flexible Income Fund will actively vary its investments in fixed-income Underlying Funds among those holding securities with disparate maturities and credit qualities.

By maintaining an emphasis on fixed-income allocations, the Advisor seeks to cushion market volatility during periods of decline in the equity market.  It is possible that the Flexible Income Fund will, at times, gain some low to modest level of capital appreciation from its investments in equity funds.

The Flexible Income Fund also may purchase, without limit, shares of international and global bond Underlying Funds that invest in fixed income securities of companies or governments located outside of the United States, when they meet the Advisor’s selection criteria.  Furthermore, the Flexible Income Fund may also invest up to 50% of its net assets in Underlying Funds that invest in the equity or debt securities of companies located in emerging markets or developing economies.   The Flexible Income Fund considers emerging markets countries to be those defined by the MSCI Emerging Markets Index.

FundX Conservative Upgrader Fund (“Conservative Fund”)
Under normal market conditions, the Conservative Fund will invest substantially in shares of Core Equity Underlying Funds.  In addition, the Conservative Fund will generally have significant exposure to Total Return Underlying Funds and Bond Underlying Funds.  Investments in Total Return and Bond Underlying Funds are intended to reduce the risk and potential volatility of the Core Equity Underlying Funds, although there can be no assurance that Bond Underlying Funds will be able to moderate risk in this manner.

The Conservative Fund also may purchase, without limit, shares of international and global Underlying Funds that invest in securities of companies located outside of the United States, when they meet the Advisor’s selective criteria.  Furthermore, the Conservative Fund may also invest up to 50% of its net assets in Underlying Funds that invest in the equity or debt securities of companies located in emerging markets or developing economies. The Conservative Fund considers emerging markets countries to be those defined by the MSCI Emerging Markets Index.

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FundX Aggressive Upgrader Fund (“Aggressive Fund”)
Under normal market conditions, the Aggressive Fund may be invested as much as 100% in Aggressive Equity Underlying Funds.  While the Core Equity Underlying Funds will generally invest in some fixed-income equity securities of U.S. and foreign companies with a wide range of market capitalization, the Aggressive Equity Underlying Funds may have concentrated positions within certain sectors or industries or may be heavily invested in companies with small market capitalization.  In addition, some of the Underlying Funds in which the Aggressive Fund invests may engage in short sale transactions.

The Aggressive Fund also may purchase, without limit, shares of international and global Underlying Funds that focus their investment in securities of companies located outside of the United States, when they meet the Advisor’s selection criteria.  Furthermore, the Aggressive Fund may also invest up to 50% of its net assets in Underlying Funds that focus their investment in the equity securities of companies located in emerging markets or developing economies.  The Aggressive Fund considers emerging markets countries to be those defined by the MSCI Emerging Markets Index.

FundX Tactical Upgrader Fund (“Tactical Fund”)
FundX Tactical Total Return Fund (“Tactical Total Return Fund”)
Under normal market conditions, the Tactical Fund and the Tactical Total Return Fund will typically maintain a substantial holding of Core Equity Underlying Funds. The Advisor uses its Upgrading Strategy to select Underlying Funds for the Tactical Fund and Tactical Total Return Fund and also attempts to buffer its stock market exposure with a variety of hedging techniques, such as raising cash and using options.  The level at which the portfolio is hedged will vary depending on the Advisor’s perception of the market’s level of risk at any given time.

The Advisor’s Tactical strategy evaluates prevailing market conditions.  The Advisor seeks to meet its investment objective while providing lower-than-market volatility through active selection of Underlying Funds and by adjusting market exposure through hedging techniques, such as using put and call options.  The Advisor uses technical analysis and a series of objective models that measure valuations, investor sentiment, monetary conditions, and trend strength to derive expectations about near-term market outcomes (i.e., risk that the market will decline, the upside potential if the market advances).  The Advisor attempts to position the Tactical Funds for the most probable near-term outcomes based on these models and analysis.  Since market outcomes are often different than expected, the Advisor also holds positions that could benefit from the unexpected.

The Advisor may use a broad range of tools to increase or reduce the Funds’ stock market exposures.  The Advisor may hold considerable cash in money market funds and U.S. Treasury Bills.  Cash can serve as a hedge but has very limited upside potential.  The Advisor may trade both ETFs and options in its attempt to maintain a desired level of downside protection and upside participation.

The Advisor selects a diversified portfolio of Underlying Funds using its Upgrading Strategy.  When needed, the Advisor may also sell Underlying Funds in order to take profits or raise cash.  The Advisor utilizes options to both raise cash and to put cash to work.  Options can also be used to potentially provide downside protection.

Tactical Total Return Fund – Fixed Income Component
The Tactical Total Return Fund may also invest in fixed-income securities to widen its flexibility and in attempt to provide the Fund with more stable returns over a wide range of fixed-income and equity market environments.  The Advisor may use Total Return and Bond Underlying Funds to gain exposure to various areas of the fixed-income markets. Under many circumstances, the Tactical Total Return Fund will be invested in fixed-income Underlying Funds that may include any type of fixed-income security (e.g., high-yield, global bonds, etc.).  To best take advantage of the current economic and interest rate environment, it is anticipated that the Tactical Total Return Fund will actively vary its investments in fixed-income Underlying Funds among those holding securities with disparate maturities and credit qualities.  Moreover, to attempt to lower volatility posed by interest rate risk, credit risk and other risks inherent to the fixed-income markets, the Advisor may employ options to hedge exposure to various areas of the bond market at certain times.

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By including a component in fixed-income instruments, the Advisor seeks to cushion market volatility during periods of decline in the equity market.  It is possible that the Tactical Total Return Fund will, at times, gain some low to modest level of capital appreciation from its investments in equity funds.

Additional Information about the FundX Upgrader Funds’ Investments

Underlying Funds Operate Independently of FundX Upgrader Funds. The Funds are independent from any of the Underlying Funds in which they invest and have little voice in or control over the investment practices, policies or decisions of those Underlying Funds.  If a Fund disagrees with those practices, policies or decisions, it may have no choice other than to liquidate its investment in that Underlying Fund, which may entail losses.

FundX Upgrader Funds May Not be Able to Sell Underlying Funds Readily.  An Underlying Fund may limit a Fund’s ability to sell its shares of the Underlying Fund at certain times.  In these cases, such investments will be considered illiquid and subject to a Fund’s overall limit on illiquid securities.  For example, no Underlying Fund is required to redeem any of its shares owned by a Fund in an amount exceeding 1% of the Underlying Fund’s shares during any period of less than 30 days.  As a result, to the extent that a Fund owns more than 1% of an Underlying Fund’s shares, a Fund may not be able to redeem those shares promptly in the event of adverse market conditions or other considerations.  (This limitation does not apply to a Fund’s holdings of shares of ETFs, which are not redeemed through the ETF itself, but which can be sold by a Fund on a securities exchange in a secondary market transaction.)

An Underlying Fund May Invest In Similar Securities of Another Underlying Fund.  Also, the investment advisors of the Underlying Funds in which a Fund invests may simultaneously pursue inconsistent or contradictory courses of action.  For example, one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by another Underlying Fund, with the result that a Fund would incur an indirect brokerage expense without any corresponding investment or economic benefit.

Underlying Fund Expenses. Furthermore, the Funds will normally invest only in Underlying Funds that do not impose up-front sales loads, deferred sales loads, distribution fees of more than 0.25% or redemption fees.  If a Fund invests in an Underlying Fund that normally charges an up-front sales load, it may use available sales load waivers and quantity discounts to eliminate the sales load.  However, this policy does not preclude the Funds from investing in Underlying Funds with sales related expenses, redemption fees or service fees in excess of 0.25%.

High Portfolio Turnover.  Each Fund is actively managed and has no restrictions on portfolio turnover.  Each Fund may at times experience an annual portfolio turnover rate substantially in excess of 200% on a regular basis.  A high portfolio turnover rate (100% or more) may result in the realization and distribution of higher capital gains to Fund shareholders and may mean a higher tax liability.  A high portfolio turnover rate may also lead to higher transaction costs, which could negatively affect a Fund’s performance.

Temporary Defensive Strategies. For temporary defensive purposes under abnormal market or economic conditions, a Fund may hold all or a portion of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  A Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.  To the extent a Fund is invested in such defensive instruments, the Fund may not achieve its investment objective.

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SEC Limitations of FundX Upgrader Funds’ Investments in Other Investments Companies. Up to 25% of a Fund’s assets may be invested in shares of a single Underlying Fund; however, each Fund intends to limit its investments in Underlying Funds in accordance with the Investment Company Act of 1940, as amended, or with certain terms and conditions of applicable exemptive orders issued by the Securities and Exchange Commission (“SEC”) and approved by the Board.  A Fund may invest in Underlying Funds that are permitted to invest more than 25% of their assets in a single industry and may also invest in Underlying Funds that are themselves non-diversified.

A Fund may invest in the securities of other registered investment companies, including exchange-traded funds (“ETFs”), money market funds and other mutual funds, subject to the limitations of the Investment Company Act of 1940, as amended (the “1940 Act”), and subject to such investments being consistent with the overall objective and policies of the Fund.

As a fund-of-funds, each Fund relies on Section 12(d)(1)(F) of the 1940 Act that permits each Fund to invest in unaffiliated funds subject to certain guidelines including that each Fund (together with its affiliated funds) may acquire no more than 3% of the outstanding voting securities of the unaffiliated fund.  Generally, Section 12(d)(1) of the 1940 Act (and the rules thereunder) restricts investments by registered investment companies in securities of other registered investment companies, including the Underlying Funds.  The acquisition of shares of the Underlying Funds by each Fund is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by any exemptive orders obtained by the Underlying Funds that permits registered investment companies such as each Fund to invest in the Underlying Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that each Fund enter into an agreement with the Underlying Fund regarding the terms of the investment.

Principal Risks

Although the Funds principally invest in any number of Underlying Funds, this investment strategy does not eliminate investment risk.  Therefore, there is no assurance that the Funds will achieve their investment objectives.  Since the prices of securities in the Underlying Funds may fluctuate, the value of your investment in the Funds may fluctuate and you could lose money.  The following list sets forth more information about the principal risks that apply to the Funds.  The following risks apply to each Fund unless otherwise noted.

General Market Risk – The Funds’ assets will be invested in Underlying Funds that themselves invest primarily in equity securities.  The value of your investment in each Fund depends on the value of the Underlying Funds it owns.  In turn, the value of each of the Underlying Funds depends on the market value of the equity securities in which it has invested.  General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Management Risk – Management risk describes a Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.  The value of your investment in a Fund is subject to the investment strategies used by the Underlying Funds in selecting investments, including the ability of the investment advisory organizations that manage the Underlying Funds in assessing economic conditions and investment opportunities, and may not result in an increase in the value of your investment or in overall performance equal to other investments.  If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

Upgrading Strategy Risk – The Funds employ an Upgrading strategy whereby they continually seek to invest in the top-performing funds at a given time.  When investment decisions are based on near-term performance, however, the Funds may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.  Furthermore, focusing on current market leaders may expose the Funds to concentration risk.

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Small Company Risk – The Upgrader Fund, the Conservative Fund, the Aggressive Fund, the Tactical Fund and the Tactical Total Return Fund may invest in Underlying Funds that invest in small capitalization companies.  As a result, your investment will be subject to small company risk.  Small company risk is the risk that, due to limited product lines, markets or financial resources, dependence on a relatively small management group or other factors, small companies may be more vulnerable than larger companies to adverse business or economic developments.  Securities of small companies are generally less liquid and more volatile than securities of larger companies or the market averages.  In addition, small companies may not be as well-known to the investing public as large companies, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.  In addition, the performance of an Underlying Fund may be adversely affected during periods when the smaller capitalization stocks are out-of-favor with investors.  Under normal market conditions, the Advisor intends to hold small company funds only when small company stocks are outperforming large company stocks.

Interest Rate and Credit Risk – The Underlying Funds comprising the Upgrader Fund, the Flexible Income Fund, the Conservative Fund, the Tactical Fund and the Tactical Total Return Fund’s portfolios may hold bonds and other fixed-income securities.  Underlying Funds of this type invest a portion of their assets in bonds, notes and other fixed-income and convertible securities, as well as preferred stock.  Generally, the value of a fixed-income portfolio will decrease when interest rates rise and increase when interest rates fall.  Therefore, an Underlying Fund’s NAV will fluctuate in response to changes in interest rates.  The longer the duration of a bond, the more a change in interest rates affects the bond’s price.  Short-term and long-term interest rates may not move the same amount and may not move in the same direction.  It is likely there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, including falling market values and reduced liquidity.  Substantial redemptions from bond and other income funds may worsen that impact.  Other types of securities also may be adversely affected from an increase in interest rates.  In addition to interest rate risk, changes in the creditworthiness of an issuer of fixed-income securities and the market’s perception of that issuer’s ability to repay principal and interest when due can also affect the value of fixed-income securities held by an Underlying Fund.

High-Yield Securities (Junk Bonds) Risk – The Flexible Income Fund, the Conservative Fund and the Tactical Total Return Fund may invest in Underlying Funds that focus their investments in securities rated below investment grade. Fixed-income securities receiving the lowest investment grade rating may have speculative characteristics, and, like securities rated below investment grade, when compared to higher-grade securities, may have a weakened capacity to make principal and interest payments in adverse economic conditions or other circumstances.  High-yield, high risk and lower-rated securities are subject to additional risk factors, such as increased possibility of default, decreased liquidity and fluctuations in value due to public perception of the issuer of such securities.

Foreign Securities Risk – One or more Underlying Funds may invest in the securities of foreign companies.  As a result, such Underlying Fund would be subject to foreign securities risk.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.

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Emerging Markets Risk – In addition to developed markets, Underlying Funds may invest in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues, which could reduce liquidity.  Additional risks of emerging markets include differences in nationalization, embargo, expropriation and acts of war. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions; such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.  The Underlying Funds may be required to establish special custody or other arrangements before making certain investments in those countries.

Non-Diversification Risk – While the Funds themselves are diversified, some of the Underlying Funds may invest in a limited number of issuers and therefore, may be non-diversified.  Because such an Underlying Fund focuses its investments in a limited number of issuers, its NAV and total return may fluctuate or decline more in times of weaker markets than a more diversified mutual fund.

Sector Emphasis Risk – It is anticipated that the Upgrader Fund, the Conservative Fund, the Aggressive Fund, the Tactical Fund and the Tactical Total Return Fund will invest in Underlying Funds with focused investments or that have a particular emphasis on one or more sectors.  In the case of an Underlying Fund that focuses its investments in a particular industry or sector, events may occur that impact that industry or sector more significantly than the stock market as a whole.  Furthermore, each industry or sector possesses particular risks that may not affect other industries or sectors.

Derivative Risk – Some Underlying Funds may use derivative instruments which derive their value from an underlying asset, currency or index.  The term “derivatives” covers a broad range of investments, including futures, options and swap agreements.  For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument.  The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities.  Investments in such Underlying Funds may involve the risk that the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying Fund may lose more than the initial amount invested in the derivative.  Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which would result in a loss.  These risks are heightened when an Underlying Fund uses derivatives to enhance returns or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Underlying Fund.  The success of such derivatives strategies will depend on the ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.  Legal, tax and regulatory changes could occur that may adversely affect the Funds and their abilities to pursue their investment strategies and/or increase the costs of implementing such strategies.  The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Commodity Futures Trading Commission, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions in light of the recent financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Fund is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Fund.  Furthermore, no assurance can be made that the U.S. government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

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Options Risk - The Tactical Fund and the Tactical Total Return Fund may use options as a hedging tool.  The use of derivative instruments such as options involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments.  Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.  The use of derivatives requires an understanding not only of the underlying instruments, but the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.  Loss may result, for example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and a Fund’s assets being hedged, the potential illiquidity of the markets for derivative instruments, lack of availability due to new and developing markets, the risk that the counterparty to an over-the-counter (“OTC”) contract will fail to perform its obligations, or the risks arising from margin requirements and factors associated with such transactions.

Short Sales Risk – Some of the Underlying Funds in which the Upgrader Fund, the Aggressive Fund, the Tactical Fund and the Tactical Total Return Fund invest will engage in short sales, which may cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.  This would occur if the lender required such Underlying Fund to deliver the securities it borrowed at the commencement of the short sale and it was unable to borrow the securities from other securities lenders.  Furthermore, until an Underlying Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale.  This could cause a Fund’s performance to suffer to the extent it invests in such an Underlying Fund.

Leverage Risk – Some Underlying Funds may borrow money for leveraging.  Interest expenses may exceed the income from the assets purchased with such borrowings.  While the interest obligation resulting from borrowing will be fixed (although they may fluctuate with changing market rates of interest depending on the terms of the relevant agreement), the NAV per share of the Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if it did not borrow funds.

Underlying Funds Risk – The risks associated with the Funds include the risks related to each Underlying Fund in which the Funds invest.  Although the Funds seek to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes as described throughout this section.  For instance, there are market risks related to stocks and, in some cases, bonds, as well as the risks of investing in a particular Underlying Fund, such as risks related to the particular investment management style and that the Underlying Fund may underperform other similarly managed funds.  To the extent that an Underlying Fund actively trades its securities, the Funds will experience a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.  Investments in the Funds result in greater expenses to you than if you were to invest directly in the Underlying Funds.  Additionally, because the Underlying Funds may be managed using different investment styles, the Funds could experience overlapping security transactions.  For example, one Underlying Fund could take a long position in a security, while another Underlying Fund is taking a short position in the same security, thereby effectively canceling out the effect of either position.  Similarly, one Underlying Fund may be purchasing securities at the same time other portfolio managers may be selling those same securities.  This may lead to higher transaction expenses and may generate higher short-term capital gains compared to a Fund using a single investment management style.  Finally, there can be no assurance that any mutual fund, including an Underlying Fund, will achieve its investment objective.

Aggressive Investment Technique Risk – The Underlying Funds in which the Tactical Fund and Tactical Total Return Fund invest, particularly some ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.  Because an Underlying Fund’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed, it may result in losses exceeding the amounts invested.  Such instruments may expose the Funds to potentially dramatic changes in the value of the instruments and the imperfect correlation between the value of the instruments and the security or index.

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ETF Trading Risk – Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional funds, including the risk that the market price of the ETF’s shares may trade at a discount to their NAV.  Also, an active secondary trading market for an ETF’s shares may not develop or be maintained, or trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate.  This could lead to a lack of market liquidity, thereby forcing a Fund to sell its shares in an Underlying Fund for less than the shares’ NAV.  Further, an ETF’s shares may be delisted from the securities exchange on which they trade.  ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track.

Mortgage- and Asset-Backed Securities Risk – The Underlying Funds in which the Tactical Total Return Fund invests may invest in mortgage- and asset-backed securities, which represent “pools” of mortgages or other assets, including consumer loans or receivables held in trust.  In addition, mortgage dollar rolls are transactions in which a fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price.  Mortgage- and asset-backed securities, including mortgage dollar roll transactions, are subject to certain additional risks.  Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, these securities may exhibit additional volatility.  This is known as extension risk.  In addition, these securities are subject to prepayment risk.  When interest rates decline, borrowers may pay off their debts sooner than expected.  This can reduce the returns of a fund because the fund will have to reinvest the money at the lower prevailing interest rates.  This is known as contraction risk.  These securities are also subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

Portfolio Turnover Risk – As funds-of-funds, the FundX Upgrader Funds do not typically pay transaction costs, such as commissions when it buys and sells mutual funds.  However, to the extent a Fund buys and sells ETFs, it may be subject to certain transactions costs.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to a Fund’s shareholders.  The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.  All of the Funds have portfolio turnover rates in excess of 100%.

The Tactical Fund and the Tactical Total Return Funds’ Upgrading strategy, and in particular, the Tactical strategy employed by the Advisor described in this Prospectus, may result in high portfolio turnover from time to time.  High portfolio turnover may cause the Funds to incur higher transaction costs than would be the case if the Funds had lower portfolio turnover.  In addition, high portfolio turnover may have significant tax consequences for taxable investors.  Increased net taxable gain of the Funds could result in increased distributions of ordinary dividends and capital gains dividends to shareholders.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to disclosure of their portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”) and on the Funds’ website at www.upgraderfunds.com.

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MANAGEMENT OF THE FUNDS

Investment Advisor

FundX Investment Group is the investment advisor to the Funds.  The Advisor is located at 235 Montgomery Street, Suite 1049, San Francisco, California 94104.  The Advisor has been providing investment advisory services to individual and institutional investors since 1969.  The Advisor pioneered the use of no-load mutual funds for managing large personal, corporate and retirement accounts.  As of June 30, 2014, the Advisor had $1 billion in assets under management.  The Advisor supervises each Fund’s investment activities and determines which investments are purchased and sold by the Funds.  The Advisor also furnishes each Fund with office space and certain administrative services and provides most of the personnel needed by the Funds.  Under an investment advisory agreement with the Funds, each Fund compensates the Advisor for its investment advisory services as shown in the table below.  For the fiscal year ended September 30, 2013, the Advisor received the following net management fees as a percentage of average daily net assets.  The “net” management fee reflects the amount received because the Advisor was required to either waive a portion of its fees or was entitled to recoup a portion of fees previously waived pursuant to the expense limitation agreement described below:

	Annual Advisory Fee	Net Advisory Fee Received (after waivers or recoupments)
FundX Upgrader Fund	1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion.	1.00%
FundX Flexible Income Fund	0.70%	0.70%
FundX Conservative Upgrader Fund	1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion.	0.99%
FundX Aggressive Upgrader Fund	1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion.	0.99%
FundX Tactical Upgrader Fund	1.00%	0.99%
FundX Tactical Total Return Fund	1.00%	0.01%

A discussion regarding the basis of the Board’s approval of the investment advisory agreement with the Advisor is available in the Funds’ Annual Report to shareholders for the most recent period ended September 30.

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Fund Expenses

Each Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce its fees and/or pay expenses of each Fund to ensure that Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement will not exceed a certain Expense Cap.  The Expense Cap for each of the Funds, except for the Flexible Income Fund, is 1.25% of the average daily net assets.  For the Flexible Income Fund, the Expense Cap is 0.99% of the average daily net assets.  The Expense Cap excludes front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, interest on short positions or extraordinary expenses such as litigation.  Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by a Fund to the Advisor if requested by the Advisor, and if the Board approves such reimbursement in subsequent fiscal years.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years (on a rolling three-year look-back basis).  Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  The Operating Expenses Limitation Agreement is in effect at least until January 31, 2016.

U.S. Bank National Association (“U.S. Bank”) receives fees from certain Underlying Funds for processing transactions between the Fund and the Underlying Funds and for servicing the Underlying Funds’ account with the Fund.  U.S. Bank rebates a portion of these fees to the Funds through a reduction in custodial, transfer agency, fund administration and fund accounting fees.  For the fiscal year ended September 30, 2013, U.S. Bank rebated the following fee amounts:

Amount of Fees Rebated by U.S. Bank as a % of Average Net Assets
FundX Upgrader Fund	0.02%
FundX Flexible Income Fund	0.02%
FundX Conservative Upgrader Fund	0.01%
FundX Aggressive Upgrader Fund	0.02%
FundX Tactical Upgrader Fund	0.00%
FundX Tactical Total Return Fund	0.00%

Service Fees and Other Third Party Payments

The Funds may pay service fees to Financial Intermediaries, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of the Funds.  Such payments and compensation are in addition to service fees paid by the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders.  The Advisor may also pay cash compensation in the form of finders fees that vary depending on the Fund and the dollar amount of the shares sold.

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The Trust

Prior to the close of business on August 1, 2014, each Fund was a series of Professionally Managed Portfolios.  As of the close of business on August 1, 2014, the Funds were reorganized into a new Trust, the FundX Investment Trust (the “Trust”).  The business of the Trust and each Fund is managed under the oversight of the Funds’ Board of Trustees.  Additional information about the Board, as well as the Trust’s executive officers, may be found in the Funds’ SAI.

Portfolio Managers

Investment decisions for each of the Funds are made by an investment committee consisting of senior portfolio managers and experienced investment professionals within the Advisor’s organization.  No one person is solely responsible for the day-to-day management of a Fund’s portfolio.  The members of the investment committee are listed in the table below.

Name	Title	Tenure with the Advisor
Janet Brown	President and Portfolio Manager	1978
Jason Browne	Chief Investment Officer and Portfolio Manager	2000
Bernard Burke	Portfolio Manager	1992
Martin DeVault	Portfolio Manager	1992
Sean McKeon	Portfolio Manager	1990

Each member of the investment committee is jointly and primarily responsible for the day-to-day management of the Funds’ portfolios.  There is no lead portfolio manager.  There are no limitations or restrictions on any one portfolio manager’s role relative to the other portfolio managers on the investment committee.  Each portfolio manager generally serves as a research analyst.  The investment committee discusses investment ideas and the overall structure of a portfolio using the Upgrading investment strategy.  Investment decisions are then made collectively by the investment committee.

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities in the Funds.

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SHAREHOLDER INFORMATION

Pricing Fund Shares

A fund’s share price is known as its NAV.  The NAV is determined by dividing the value of a Fund’s securities (consisting primarily of shares of other mutual funds), cash and other assets, minus all liabilities, by the number of shares outstanding ((assets – liabilities) / number of shares = NAV).  The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily.  A Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in good form (as described below under “Buying Fund Shares”) by the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (“Transfer Agent”), or an authorized financial intermediary by the close of regular trading on the NYSE will be processed at that day’s NAV.  Transaction orders received after the close of regular trading on the NYSE will receive the next day’s NAV.  The Funds do not determine the NAV of their shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  In such cases, fair value determinations may be made as described below under procedures adopted by the Board.

Fair Value Pricing

The assets of each Fund consist primarily, if not exclusively, of shares of Underlying Funds valued at their respective NAVs.  The prospectuses for the Underlying Funds should explain the circumstances under which they will use fair value pricing, as well as the effects of using fair value pricing.  There may be situations when a Fund is unable to receive an NAV from an Underlying Fund.  In such case, shares of an Underlying Fund will be valued at their fair market value as determined in good faith under procedures adopted by the Board.  The NAV of a Fund will fluctuate with the value of the securities held by the Underlying Funds in which it principally invests.

There can be no assurance that the Funds can purchase or sell a share of an Underlying Fund at the price used to calculate the Funds’ NAVs.  In the case of fair valued Underlying Fund shares, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a the present value of a share of an Underlying Fund.  Fair valuations generally remain unchanged until new information becomes available.  Consequently, changes in the fair valuation of shares of an Underlying Fund may be less frequent and of greater magnitude than changes in the price of a Fund valued by an independent pricing service, or based on market quotations.

Buying Fund Shares

To open an account, you must make a minimum initial investment as listed in the table below.

Minimum Investments
	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

You may purchase shares of a Fund by completing an account application.  Your order will not be accepted until the account application is received by the Transfer Agent.  Account applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a U.S. financial institution.  The Funds will not accept payment in cash, money orders and cashier’s checks unless the cashier’s check is in excess of $10,000.  In addition, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment.  If your payment is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Funds as a result.  The Funds do not issue share certificates.  The Funds reserve the right to reject any purchase in whole or in part.  These minimums can be changed or waived by the Advisor at any time.

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The Funds reserve the right to reject any purchase order, in whole or in part, if such rejection is in a Fund’s best interest.  For example, a purchase order may be refused if, in the Advisor’s opinion, it is so large it would disrupt the management of a Fund or would not otherwise be in the best interest of long-term shareholders.  If a Fund does not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received.  Each Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

USA PATRIOT Act
The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new account application, you will be required to supply the Funds your full name, date of birth, social security number and permanent street address to assist the Funds in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, a Fund may temporarily limit transactions or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

By Mail

To purchase shares by mail, simply complete and sign the enclosed account application and mail it, along with a check made payable to the name of the Fund for which you wish to invest to the address listed below.

To make subsequent investments, write your account number on a check made payable to the applicable Fund and mail it together with the most recent confirmation statement received from the Transfer Agent in the envelope provided with your statement or send to the address listed below.

Regular Mail [Name of Fund] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery [Name of Fund] c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE:  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds. Additionally, there may be a delay in processing your purchase or redemption order.

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By Telephone

You automatically have the ability to make telephone and/or internet purchases, redemptions or exchanges, unless you specifically decline.  You may purchase additional shares of the Fund by calling toll free at 1-866-455-FUND [3863].  Telephone orders, in amounts of $100 or more, will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase by telephone.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, on a day when the NYSE is open, shares will be purchased at the NAV calculated on that day.  For security reasons, requests by telephone will be recorded. During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may make your purchase request in writing.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

By Internet

Initial Investment
To make an initial purchase of a Fund’s shares, log on to www.upgraderfunds.com and complete the online application.  After accepting the terms of the online application, mail us your check, instruct your financial institution to wire your money following the “By Wire” instructions below or elect to have your investment amount debited from your account that you identified on your account application.

Subsequent Investment
Log on to www.upgraderfunds.com.  If you completed the online application and accepted the terms of conducting transactions online, simply follow the instructions by entering your User ID and password and selecting the transaction you wish to perform.  Your purchase proceeds will be debited from your financial institution account identified on your account application.

Note:  You should be aware that there may be delays, malfunctions or other inconveniences associated with the Internet.  There also may be times when the website is unavailable for Fund transactions or other purposes.  Should this happen, you should consider performing transactions by another method.

The Transfer Agent employs procedures to confirm that transactions entered through the Internet are genuine.  These procedures include passwords, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information.  In order to conduct transactions on the website, you will need your account number, Taxpayer Identification Number, username and password.  Neither the Funds nor their agents will be liable for any loss, liability, cost or expense for following instructions communicated through the Funds’ website, including fraudulent or unauthorized instructions.

By Wire

Initial Investment
If you are making an initial investment in the Funds, before you wire funds, please contact the Transfer Agent by phone at 1-866-455-FUND [3863] to make arrangements with a telephone customer service representative to submit your completed account application via mail, overnight delivery or facsimile.  Upon receipt of your account application, your account will be established and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

Once your account has been established, you may then contact your bank to initiate the wire using the instructions you were given.  Prior to sending the wire, please call the Transfer Agent at 1-866-455-FUND [3863] to advise of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Fund you are purchasing, your account number and your name so your wire can be correctly applied.

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Subsequent Investment
If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, please contact the Transfer Agent at 1-866-455-FUND [3863] to advise them of your intent to wire funds.  It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent.  Your bank may charge you a fee for sending a wire to a Fund.

Your bank should transmit available funds by wire in your name to:

U.S. Bank National Association
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA #:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account #:	112-952-137
FFC:	[Name of Fund]
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank N.A., the Funds’ custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Through a Financial Intermediary

You may buy and sell shares of a Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Your order will be priced at the applicable Fund’s NAV next computed after it is received by a Financial Intermediary and accepted by the Fund.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and maintains your individual ownership records.  The Funds may pay Financial Intermediaries for maintaining individual ownership records as well as providing other shareholder services. Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with a Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Automatic Investment Plan

For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial minimum investment, you authorize a Fund to withdraw the amount that you wish to invest from your personal bank account on a monthly or quarterly basis.  If no option is selected, the frequency will default to monthly.  The AIP requires a minimum investment of $100.  If you wish to participate in the AIP, please complete the “Automatic Investment Plan” section on the account application or call the Funds at 1-866-455-FUND [3863] for assistance.  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.

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The Funds may terminate or modify this privilege at any time.  You may change your investment amount or terminate your participation in the AIP at any time by notifying the Transfer Agent by telephone or in writing, at least five days prior to the effective date of the next transaction.

Retirement Plan

The Funds offer an individual retirement account (“IRA”) plan.  You may obtain information about opening an IRA by calling 1-866-455-FUND [3863].  There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings.  With regard to IRA accounts where U.S. Bank is the custodian, you may be charged a $25 fee for transferring assets to another custodian or for closing a retirement account.  Other fees and expenses of maintaining your account(s) may be charged to you or your account.  Please refer to the Funds’ Custodial Account Agreement for further fee information.  Fees charged by institutions may vary.  If you wish to open another type of retirement plan, please contact your Financial Intermediary.

Asset Allocation/Re-Allocation Program

To participate in the Asset Re-Allocation Program, you must complete the “Asset Re-Allocation Program” section of the account application or contact the Transfer Agent in writing.  This program allows direct shareholders to assign their account to a pre-defined model based on their risk/return objectives.  The model allocations automatically rebalance on a quarterly basis.  Your investments will be allocated and rebalanced on a quarterly basis between funds according to your investment goals.  The Funds may terminate or modify this privilege at any time.  You may change or terminate your participation in the program at any time by notifying the Transfer Agent by telephone or in writing.  Requests to invest or redeem outside of your pre-defined model will terminate your participation in the program.  Exercising the re-allocation privilege could consist of two transactions:  a sale of shares in one Fund and the purchase of shares in another.  As a result, there may be tax consequences of the re-allocation.  A shareholder could realize short- or long-term capital gains or losses.

Selling (Redeeming) Fund Shares

In general, orders to sell or “redeem” shares may be placed either directly with the Funds or with your Financial Intermediary.  You may redeem part or all of your Fund shares at the next determined NAV after a Fund receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

By Mail

You may redeem your shares by simply sending a written request to the Transfer Agent at the address listed below.  Please provide the name of the Fund, your account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration and include signature guarantees, if applicable.  (Please see “Account and Transaction Policies” below).  Redemption requests will not become effective until all documents have been received in good form by the Funds.  The Funds may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary or a surviving joint owner.  Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election to have tax withheld will generally be subject to a 10% withholding tax.

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You should send your redemption request to:

Regular Mail [Name of Fund] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery [Name of Fund] c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE:  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds. Additionally, there may be a delay in processing your purchase or redemption order.

By Telephone or Wire

You automatically have the ability to make telephone purchases, redemptions or exchanges, unless you specifically decline. If you have a retirement account, you may not redeem shares by telephone.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may make your redemption request in writing.  Once a telephone transaction has been placed, it cannot be canceled or modified.

You may redeem up to $100,000 in shares by calling the Transfer Agent at 1-866-455-FUND [3863] prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Funds’ records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer through the ACH network to your pre-designated bank account.  The minimum amount that may be wired is $1,000.  Wire charges, if any, will be deducted from your redemption proceeds on a complete or share certain redemption.  In the case of a partial or dollar certain redemption, the wire fee will be deducted from the remaining account balance.  There is no charge to have redemption proceeds sent via ACH; however, credit may not be available in your bank account for 2-3 days.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.  If you wish to redeem shares within 30 days of an address change, you should submit a written request to the Transfer Agent with your signature(s) guaranteed.

Prior to executing instructions received to redeem shares by telephone, the Funds and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Funds and the Transfer Agent follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone transaction request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized requests.  The Funds may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

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By Internet

Log on to www.upgraderfunds.com.  If you completed the online application and accepted the terms of conducting transactions online, simply follow the instructions and select the transaction you wish to perform.  Your redemption proceeds will be credited to your financial institution account identified on your account application.

Note:  The Transfer Agent will use reasonable procedures to confirm that the internet instructions are genuine. For example, the Transfer Agent requires proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet.  If the Funds or their agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any internet redemption request that is reasonably believed to be genuine.  This includes fraudulent or unauthorized requests.  The Funds may change, modify or terminate these internet redemption privileges at any time upon at least a 60-day notice to shareholders.  Once an internet transaction has been placed, it cannot be canceled or modified.

Through a Financial Intermediary

You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Funds and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next determined after receipt of the order by the financial intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.

Systematic Withdrawal Plan

You may redeem shares of your Fund through a Systematic Withdrawal Plan (“SWP”).  Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis.  You may establish a SWP on any account and in any amount you choose.  If you elect this method of redemption, the applicable Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  The SWP may be terminated at any time by the Funds.  You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent at least five days prior to the next withdrawal.

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, your account ultimately may be depleted.

Account and Transaction Policies

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 days from the purchase date. Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus.

Tools to Discourage Disruptive Short-Term Transactions
The Board has adopted a policy regarding excessive trading.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps may include, among other things, monitoring trading activity, or using fair value pricing when appropriate, under procedures as adopted by the Board, when the Advisor determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Funds in their sole discretion.

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In an effort to discourage abusive trading practices and minimize harm to the Funds and their shareholders, each Fund reserves the right, in its sole discretion, to reject any purchase order or exchange request, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in the Funds’ shares are believed by the Advisor to be harmful to the Funds) and without prior notice.  The Funds seek to exercise their judgment in implementing these tools to the best of their ability in a manner that they believe is consistent with shareholder interests.  Except as noted in the Prospectus, the Funds apply all restrictions uniformly in all applicable cases.

Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Funds receive purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading.  However, the Funds will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Funds have entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Funds, at their request, certain information relating to their customers investing in the Funds through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Funds’ policies.  However, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Funds’ ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Low Balance Accounts
Each Fund may redeem the shares in your account if the value of your account is less than $2,500 as a result of redemptions you have made, but not as a result of a decline in the NAV of a Fund or for market reasons.  This does not apply to retirement plans.  You will be notified that the value of your account is less than $2,500 before a Fund makes an involuntary redemption.  You will then have 30 days in which to make an additional investment to bring the value of your account to at least $2,500 before a Fund takes any action.

Signature Guarantees
A signature guarantee may be required for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.

A signature guarantee of each owner is required in the following situations:

●	For all redemption requests in excess of $100,000;

●	If a change of address request has been received by the Transfer Agent within the last 30 days;

●	If ownership is being changed on your account; and

●	When redemption proceeds are payable or sent to any person, address or bank account not on record.

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In addition to the situations described above, the Fund(s) and /or the Transfer Agent may require a signature guarantee in other instances based on the facts and circumstances relative to the particular situation.  The Advisor also reserves the right to waive the signature guarantee requirement based upon the circumstances.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchanges Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Non financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Householding
In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses, supplements, Annual and Semi-Annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 1-866-455-FUND [3863] to request individual copies of these documents or if your shares are held through a Financial Intermediary please contact them directly.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Electronic Delivery
You may sign up to receive your shareholder statements electronically at www.upgraderfunds.com.  You may change your delivery preference and resume receiving these documents through the mail at any time by updating your electronic delivery preferences on www.upgraderfunds.com or contacting the Funds at 1-866-455-FUND [3863].

Unclaimed Property
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

How to Exchange Fund Shares

Shareholders of record, including financial institutions and intermediaries, may exchange shares of a Fund for shares of another FundX Fund on any business day by contacting the Transfer Agent directly.  Telephone requests to exchange shares can be made for a $5.00 exchange fee.  This exchange privilege may be changed or canceled by a Fund at any time upon a 60-day written notice to its shareholders.  Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another.  As a result, there may be tax consequences of the exchange.  A shareholder could realize short- or long-term capital gains or losses.  An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV.

You may also exchange shares of any or all of an investment in the Funds for the Fidelity Money Market Fund. This Exchange Privilege is a convenient way for you to buy shares in a money market fund in order to respond to changes in your goals or market conditions.  Before exchanging into the Fidelity Money Market Fund, you should read its prospectus.  To obtain the Fidelity Money Market Fund’s prospectus and the necessary exchange authorization forms, call the Transfer Agent at 1-866-455-FUND [3863].  This exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Advisor of an investment in the Fidelity Money Market Fund.

You may exchange your shares by notifying the Transfer Agent by telephone or in writing. Exchanges may be made in amounts of $1,000 or more and are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise.  You should give your account number and the number of shares or dollar amount to be exchanged.  The letter should be signed by all of the shareholders whose names appear on the account registration.  You may also exchange Fund shares by calling the Transfer Agent at 1-866-455-FUND [3863] prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time, on any day the NYSE is open for regular trading.  If you are exchanging shares by telephone, you will be subject to certain identification procedures that are listed under the “Selling (Redeeming) Fund Shares” section.

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DISTRIBUTION AND TAXES

Dividends and Distributions

The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in January. Each Fund may make additional payments of dividends or distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options:  (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distribution in cash, while reinvesting dividends, or (3) receive all distributions in cash.  In addition, if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at the applicable Fund’s then current NAV and to reinvest all subsequent distributions.  Distributions made by each Fund will be taxable to shareholders whether received in additional shares or in cash.  If you wish to change your distribution option, write to the Transfer Agent sufficiently in advance of the payment date of the distribution.

Taxes

Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As regulated investment companies, the Funds will not be subject to federal income tax if they distribute their income as required by the tax law and satisfy certain other requirements that are described in the SAI.  Each Fund intends to make distributions of ordinary income and capital gains.  In general, Fund distributions are taxable to you (unless your investment is through a qualified retirement plan that does not invest with borrowed money), as either ordinary income or capital gain.  Dividends and Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund distributions of long-term capital gains are taxable as long-term capital gains regardless of how long you have held your shares.  A portion of the ordinary income dividends paid to you by a Fund may constitute qualified dividends eligible for taxation at long-term capital gain rates for individual shareholders or for the dividends-received deduction for corporate shareholders, provided certain requirements are met.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.  Qualified dividend income, the amount of which will be reported to you by a Fund, is currently taxed at a maximum rated of 20%.  Lower rates may apply for taxpayers in the Federal lower income tax brackets.

Ordinary dividends generally consist of a Fund’s investment company taxable income (which includes, among other items, a Fund’s income derived from dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses), and capital gain dividends generally consist of a Fund’s net capital gain (which is the excess of net long-term capital gains over net short-term capital losses).

The sale of assets by a Fund, such as the sale of Underlying Funds, may result in the realization of taxable gain or loss by the Fund.  The amount of such gain or loss will depend on the difference between a Fund’s adjusted tax basis for the assets being sold and the amount realized from the sale.  Such gain or loss will generally be long-term capital gain or loss if a Fund held the assets for more than one year prior to their sale, and short-term capital gain or loss if the Fund held the assets for one year or less prior to their sale.  High portfolio turnover thus could result in:  (1) increased net short-term capital gain realized by a Fund and distributed to you as ordinary dividends; and (2) increased net long-term capital gain realized by a Fund and distributed to you as capital gain dividends.  As described above, the actual impact of high portfolio turnover will depend on specific facts related to the value of a Fund’s assets, a Fund’s adjusted tax basis for such assets when they are sold, and the length of time that a Fund held such assets before they were sold.

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Each year, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in October, November, or December, but paid in January are taxable as if they were paid in December.

If you sell or exchange your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you exchange or sell, and any other adjustments to your tax basis for your shares, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

By law, each Fund must withhold as backup withholding a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Funds to do so.

Shareholders whose adjusted gross income for a year exceeds $200,000 for single filers or $250,000 for married joint filers generally are subject to a Medicare tax of 3.8% on dividends and capital gains.

Additional information concerning the taxation of the Fund and its shareholders is contained in the SAI.  Taxes are not the primary consideration of the Funds in making their investment decisions.  Because everyone’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Funds.

INDEX DESCRIPTIONS

The Standard & Poor’s 500® Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies.

The Barclays Capital Aggregate Bond Index (formerly known as the Lehman Aggregate Bond Index) is a market value-weighted index that tracks the daily price and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year of final maturity.  Returns include reinvested dividends, but reflect no deduction for fees, expenses or taxes.

The BofA Merrill Lynch 3-Month US Treasury Bill Index is comprised of a single U.S. Treasury Bill issue purchased at the beginning of each month and held for a full month, at which time that issue is sold and rolled into a newly selected issue.  The issue selected each month is that having a maturity date closest to, but not beyond 90 days from the rebalance date.

Direct investment in an index is not possible.

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FINANCIAL HIGHLIGHTS

The Funds have adopted the Financial Statements of the Predecessor Funds.  The following tables show the Funds’ financial performance for the fiscal years shown.  Certain information reflects financial results for a single Fund share.  “Total return” shows how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions.  This information was audited by Tait, Weller & Baker LLP, the Funds’ Independent Registered Public Accounting Firm.  Their report and the Funds’ financial statements are included in the Funds’ most recent Annual Report to shareholders. Financial information (prior to the close of business on August 1, 2014) below represents the financial information of the Predecessor Funds when they were a series of Professionally Managed Portfolios.

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FundX Upgrader Fund
Financial Highlights For a capital share outstanding throughout each period/year

	Six Months Ended March 31, 2014	Years Ended September 30,		Period Ended September 30,	Years Ended October 31,
	(Unaudited)	2013	2012	2011*	2010	2009	2008
Net asset value, beginning of period/year	$42.23	$35.52	$28.93	$31.34	$27.57	$25.72	$49.65

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.05(7)	0.13(7)	0.18(7)	(0.01) (7)	0.02(7)	0.14	0.74
Net realized and unrealized gain (loss) on investments	4.37	6.86	6.45	(2.37)	3.89	1.71	(20.21)
Total from investment operations	4.42	6.99	6.63	(2.38)	3.91	1.85	(19.47)

LESS DISTRIBUTIONS:
From net investment income	(0.13)	(0.28)	(0.04)	(0.03)	(0.14)	(0.00)(3)	(0.74)
From net realized gain	–	–	–	–	–	–	(3.60)
Distribution in excess	–	–	–	–	–	–	(0.12)
Total distributions	(0.13)	(0.28)	(0.04)	(0.03)	(0.14)	(0.00)(3)	(4.46)
Paid-in capital from redemption fees	–	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Net asset value, end of period/year	$46.52	$42.23	$35.52	$28.93	$31.34	$27.57	$25.72
Total return	10.45%^	19.83%	22.95%	(7.61)%^	14.20%	7.20%	(42.67)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$266.8	$252.4	$256.1	$250.6	$344.6	$385.4	$471.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.24%+	1.26%	1.25%	1.24%+	1.24%	1.25%	1.16%
After expenses absorbed(5)	1.24%+	1.26%	1.25%	1.24%+	1.24%	1.25%	1.16%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	020%+	0.33%	0.53%	(0.05)%+	0.05%	0.47%	1.78%
After expenses absorbed(6)	0.20%+	0.33%	0.53%	(0.05)%+	0.05%	0.47%	1.78%

Portfolio turnover rate	81%^	201%	128%	153%^	139%	201%	167%
(1)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments in violation of restrictions.  Excluding this effect, the total return would have been (42.69) %.

(3)	Amount is less than $0.005.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.22%, 1.24%, 1.24%, 1.23%, 1.22%, 1.20%, and 1.11% for the period/years ended March 31, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31, 2009, and October 31, 2008, respectively.

(6)
Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 0.22%, 0.35%, 0.54%, (0.04)%, 0.07%, 0.52%, and 1.83% for the period/years ended March 31, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31, 2009, and October 31, 2008, respectively.

(7)	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.
*	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

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FundX Flexible Income Fund
Financial Highlights For a capital share outstanding throughout each period/year

	Six Months Ended March 31, 2014	Years Ended September 30,		Period Ended September 30,	Years Ended October 31,
	(Unaudited)	2013	2012	2011*	2010	2009	2008
Net asset value, beginning of period/year	$30.32	$31.35	$30.23	$32.19	$30.07	$28.68	$30.93

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.54(6)	1.03(6)	0.89(6)	1.07(6)	0.93(6)	1.07	1.04
Net realized and unrealized gain (loss) on investments	0.70	(0.24)	1.49	(1.39)	1.92	1.65	(2.05)
Total from investment operations	1.24	0.79	2.38	(0.32)	2.85	2.72	(1.01)

LESS DISTRIBUTIONS:
From net investment income	(1.28)	(1.38)	(1.01)	(1.20)	(0.73)	(1.33)	(0.38)
From net realized gain	(0.23)	(0.44)	(0.25)	(0.44)	–	–	(0.86)
Total distributions	(1.51)	(1.82)	(1.26)	(1.64)	(0.73)	(1.33)	(1.24)
Paid-in capital from redemption fees	–	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of period/year	$30.05	$30.32	$31.35	$30.23	$32.19	$30.07	$28.68
Total return	4.15%^	2.58%	8.10%	(1.03)%^	9.67%	9.86%	(3.39)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$141.0	$138.8	$135.4	$173.2	$174.4	$166.2	$146.6
RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived/recouped and expenses absorbed	0.96%+	0.97%	0.95%	0.93%+	0.96%	0.97%	0.93%
After fees waived/recouped and expenses absorbed(4)	0.96%+	0.97%	0.95%	0.93%+	0.96%	0.99%	0.99%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS(3):
Before fees waived/recouped and expenses absorbed	3.57%+	3.37%	2.90%	3.74%+	3.01%	3.03%	3.82%
After fees waived/recouped and expenses absorbed(5)	3.57%+	3.37%	2.90%	3.74%+	3.01%	3.01%	3.76%

Portfolio turnover rate	27%	101%	79%	141%^	106%	124%	125%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.05.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 0.92%, 0.95%, 0.94%, 0.92%, 0.94%, 0.97%, and 0.94% for the period/years ended March 31, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31, 2009 and October 31, 2008, respectively.

(5)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 3.60%, 3.39% 2.91%, 3.75%, 3.03%, 3.03% and 3.81% for the period/years ended March 31, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31, 2009 and October 31, 2008, respectively.

(6)	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.
*	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

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FundX Conservative Upgrader Fund
Financial Highlights For a capital share outstanding throughout each period/year

	Six Months Ended March 31, 20114	Years Ended September 30,		Period Ended September 30,	Years Ended October 31,
	(Unaudited)	2013	2012	2011*	2010	2009	2008
Net asset value, beginning of period/year	$37.27	$34.05	$29.80	$31.90	$28.56	$26.24	$40.09

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.29(7)	0.61(7)	0.49(7)	0.47(7)	0.39(7)	0.42	0.71
Net realized and unrealized gain (loss) on investments	2.69	3.54	4.20	(2.12)	3.29	2.27	(11.00)
Total from investment operations	2.98	4.15	4.69	(1.65)	3.68	2.69	(10.29)

LESS DISTRIBUTIONS:
From net investment income	(0.52)	(0.93)	(0.45)	(0.45)	(0.34)	(0.37)	(0.76)
From net realized gain	–	–	–	–	–	–	(2.81)
Total distributions	(0.52)	(0.93)	(0.45)	(0.45)	(0.34)	(0.37)	(3.57)
Paid-in capital from redemption fees	–	0.00(3)	0.01	0.00(3)	0.00(3)	0.00(3)	0.01
Net asset value, end of period/year	$39.73	$37.27	$34.05	$29.80	$31.90	$28.56	$26.24
Total return	7.99%^	12.50%	15.88%	(5.31)%^	12.96%	10.44%	(27.81)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$50.2	$43.6	$46.6	$55.0	$65.5	$54.4	$61.5
RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.38%+	1.44%	1.37%	1.32%+	1.37%	1.36%	1.29%
After fees absorbed or recouped(5)	1.25%+	1.42%	1.37%	1.32%+	1.37%	1.36%	1.29%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.32%+	1.69%	1.49%	1.55%+	1.27%	1.68%	2.10%
After fees absorbed or recouped(6)	1.45%+	1.71%	1.49%	1.55%+	1.27%	1.68%	2.10%

Portfolio turnover rate	47%^	144%	122%	165%^	124%	137%	156%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments in violation of restrictions.  Excluding this effect, the total return would have been (27.83)%.

(3)	Amount is less than $0.01.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.21%, 1.41%, 1.36%, 1.30%, 1.35%, 1.32% and 1.24% for the period/years ended March 31, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31, 2009 and October 31, 2008, respectively.

(6)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 1.49%, 1.72%, 1.50%, 1.85%, 1.29%, 1.72% and 2.15% for the period/years ended March 31, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31, 2009 and October 31, 2008, respectively.

(7)	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.
*	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

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FundX Aggressive Upgrader Fund
Financial Highlights For a capital share outstanding throughout each period/year

	Six Months Ended March 31, 2014	Years Ended September 30,		Period Ended September 30,	Years Ended October 31,
	(Unaudited)	2013	2012	2011*	2010	2009	2008
Net asset value, beginning of period/year	$48.90	$41.12	$33.19	$35.93	$31.43	$29.24	$58.51

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	(0.05)	0.07(6)	0.00(6)	(0.14)(6)	0.03(6)	0.12	0.84
Net realized and unrealized gain (loss) on investments	5.11	7.84	7.93	(2.55)	4.60	2.07	(24.84)
Total from investment operations	5.06	7.91	7.93	(2.69)	4.63	2.19	(24.00)

LESS DISTRIBUTIONS:
From net investment income	(0.03)	(0.13)	–	(0.05)	(0.13)	(0.00) (2)	(0.84)
From net realized gain	–	–	–	–	–	–	(4.23)
Distributions in excess	–	–	–	–	–	–	(0.21)
Total distributions	(0.03)	(0.13)	–	(0.05)	(0.13)	(0.00) (2)	(5.28)
Paid-in capital from redemption fees	–	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.01
Net asset value, end of period/year	$53.93	$48.90	$41.12	$33.19	$35.93	$31.43	$29.24
Total return	10.30%^	19.30%	23.89%	(7.51)%^	14.73%	7.49%	(44.63)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$72.7	$69.4	$71.5	$74.9	$100.3	$122.6	$157.2
RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	1.34%+	1.37%	1.33%	1.31%+	1.31%	1.33%	1.23%
After fees waived or recouped(4)	1.25%+	1.36%	1.33%	1.31%+	1.31%	1.33%	1.23%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	(0.28)%+	0.13%	0.00%	(0.41)%+	0.09%	0.36%	1.76%
After fees waived or recouped(5)	(0.19)%+	0.14%	0.00%	(0.41)%+	0.09%	0.36%	1.76%

Portfolio turnover rate	77%^	207%	139%	153%^	146%	213%	181%

(1)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.25%, 1.34%, 1.32%, 1.30%, 1.30%, 1.30% and 1.20% for the period/years ended March 31, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31, 2009 and October 31, 2008, respectively.

(5)
Including credits for expenses paid indirectly, the ratio of net investment loss to average net assets would have been (0.20%), 0.15%, 0.01%, (0.40)%, 0.10%, 0.39% and 1.79%  for the period/years ended March 31, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31, 2009 and October 31, 2008, respectively.

(6)	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.
*	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

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FundX Tactical Upgrader Fund
Financial Highlights For a capital share outstanding throughout each period/year

	Six Months Ended March 31, 2014	Years Ended September 30,		Period Ended September 30,	Years Ended October 31,		Period Ended October 31,
	(Unaudited)	2013	2012	2011**	2010	2009	2008*
Net asset value, beginning of period/year	$20.49	$19.67	$18.20	$17.59	$16.85	$17.52	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.02)(4)	(0.04)(4)	(0.09)(4)	(0.17)(4)	0.13(4)	0.13	0.00(1)
Net realized and unrealized gain (loss) on investments	0.58	0.86	1.56	0.78	0.80	(0.71)	(7.48)
Total from investment operations	0.60	0.82	1.47	0.61	0.93	(0.58)	(7.48)

LESS DISTRIBUTIONS:
From net investment income	–	–	–	–	(0.19)	(0.09)	–
From net realized gain	–	–	–	–	–	–	–
Total distributions	–	–	–	–	(0.19)	(0.09)	–
Net asset value, end of period/year	$21.09	$20.49	$19.67	$18.20	$17.59	$16.85	$17.52
Total return	2.88%^	4.22%	8.08%	3.47%^	5.59%	(3.29)%	(29.92)%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$61.5	$53.9	$44.4	$28.6	$32.2	$77.9	$80.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS (5):
Before fees waived/recouped and expenses absorbed	1.31%+	1.39%	1.37%	1.46%+	1.44%	1.27%	1.24%+
After fees waived/recouped and expenses absorbed(2)	1.25%+	1.38%	1.37%	1.47%+	1.44%	1.27%	1.24%+

RATIO OF NET INVESTMENT GAIN (LOSS) TO AVERAGE NET ASSETS (5):
Before fees waived/recouped and expenses absorbed	0.10%+	(0.23)%	(0.47)%	(1.02)%+	0.75%	0.70%	0.01%+
After fees waived/recouped and expenses absorbed(3)	0.16%+	(0.22)%	(0.47)%	(1.03)%+	0.75%	0.70%	0.01%+
Portfolio turnover rate	268%^	408%	438%	589%^	331%	1,118%	204%^

(1)	Amount is less than $0.005.
(2)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.25%, 1.38%, 1.36%, 1.45%, 1.42% and 1.25% for the periods/years ended March 31, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010 and October 31, 2009, respectively.

(3)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 0.16%, (0.22)%, (0.46)%, (1.01)%, 0.77% and 0.72% for the periods/years ended March 31, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010 and October 31, 2009, respectively.

(4)	Calculated using the average shares outstanding method.
(5)	Does not include expenses of investment companies in which the Fund invests.
^	Not annualized.
+	Annualized.
*	Fund commenced operations February 29, 2008.
**	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

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FundX Tactical Total Return Fund
Financial Highlights For a capital share outstanding throughout each period/year

	Six Months Ended March 31, 2014	Years Ended September 30,		Period Ended September 30,	Year Ended October 31,	Period Ended October 31,
	Unaudited	2013	2012	2011**	2010	2009*
Net asset value, beginning of period/year	$26.06	$26.31	$25.95	$26.99	$25.72	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.20(4)	0.31(4)	0.13(4)	0.11(4)	0.31(4)	0.06
Net realized and unrealized gain on investments	0.33	0.32	1.71	0.13	1.20	0.66
Total from investment operations	0.53	0.63	1.84	0.24	1.51	0.72
LESS DISTRIBUTIONS:
From net investment income	(0.38)	(0.22)	(0.02)	(0.28)	(0.24)	–
From net realized gain	(0.26)	(0.66)	(1.46)	(1.00)	–	–
Total distributions	(0.64)	(0.88)	(1.48)	(1.28)	(0.24)	–
Paid-in capital from redemption fees	--	--	0.00(1)	--	0.00(1)	0.00(1)
Net asset value, end of period/year	$25.95	$26.06	$26.31	$25.95	$26.99	$25.72
Total return	2.06%^	2.49%	7.33%	0.84%^	5.93%	2.88%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$6.5	$7.2	$8.1	$5.7	$5.2	$7.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.45%+	2.47%	2.21%	2.97%+	2.50%	3.94%+
After fees waived and expenses absorbed(2)	1.25%+	1.48%	1.50%	1.50%+	1.50%	1.50%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.31%+	0.22%	(0.20)%	(1.03)%+	0.15%	(1.49)%+
After fees waived or recouped(3)	1.51%+	1.21%	0.51%	0.44%+	1.15%	0.95%+
Portfolio turnover rate	168%^	261%	213%	297%^	239%	109%^

(1)	Amount is less than $0.005.
(2)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.25%, 1.48% and 1.48% for the period/year ended March 31, 2014, September 30, 2011 and October 31, 2010, respectively.

(3)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 1.51%, 1.21% and 1.17% for the period/year ended March 31, 2014, September 30, 2011 and October 31, 2010, respectively.

(4)	Calculated using the average shares outstanding method.
^	Not annualized.
+	Annualized.
*	Fund commenced operations May 29, 2009.
**	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

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Privacy Notice

The Funds collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms,
●	Information you give us orally, and
●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Table of Contents - Prospectus

FundX Upgrader Fund – FUNDX
FundX Flexible Income Fund - INCMX
FundX Conservative Upgrader Fund - RELAX
FundX Aggressive Upgrader Fund - HOTFX
FundX Tactical Upgrader Fund - TACTX
FundX Tactical Total Return Fund - TOTLX

You can find more information about the Funds in the following documents:

●
Statement of Additional Information (“SAI”): The SAI of the Funds provides more detailed information about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is herein incorporated by reference into this Prospectus.  It is legally a part of the Prospectus.

●
Annual and Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders.  In the Funds’ Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You can obtain free copies of these documents, request other information, or make general inquiries about the Funds by contacting the Funds at:

FundX Upgrader Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 1-866-455-FUND [3863]
www.upgraderfunds.com

You can review and copy information including the Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission, 100 F Street, N.E. Washington, D.C. 20549-1520.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Shareholder Reports and other information about the Funds are also available:

●	Free of charge from the Fund’s website at www.upgraderfunds.com.

●	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov.

●	For a fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-1520.

●	For a fee, by email request at www.publicinfo@sec.gov.

(1940 Act File Number 811-22951)

Table of Contents - Prospectus

STATEMENT OF ADDITIONAL INFORMATION
August 4, 2014

                                                 FundX Upgrader Fund – FUNDX
                                                 FundX Flexible Income Fund – INCMX
                                                 FundX Conservative Upgrader Fund – RELAX
                                                 FundX Aggressive Upgrader Fund – HOTFX
                                                 FundX Tactical Upgrader Fund – TACTX
                                                 FundX Tactical Total Return Fund – TOTLX

235 Montgomery Street, Suite 1049
San Francisco, California 94104
(415) 986-7979

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated August 4, 2014, as may be revised, of the FundX Upgrader Fund (the “Upgrader Fund”), the FundX Flexible Income Fund (“Flexible Income Fund”), the FundX Conservative Upgrader Fund (“Conservative Fund”), the FundX Aggressive Upgrader Fund (“Aggressive Fund”), the FundX Tactical Upgrader Fund (“Tactical Fund”) and the FundX Tactical Total Return Fund (“Tactical Total Return Fund”) (each a “Fund,” collectively, the “Funds”), advised by FundX Investment Group (the “Advisor”), series of FundX Investment Trust (the “Trust”).  A copy of the Funds’ Prospectus is available by calling the number listed above or 1-866-455-FUND [3863] or on the Funds’ website at www.upgraderfunds.com.

The Predecessor Funds’ (as defined on page B-3) most recent Annual Report to shareholders is a separate document supplied with this SAI.  The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report are incorporated into this SAI by reference to the Funds’ Annual Report dated September 30, 2013 as filed with the Securities and Exchange Commission (“SEC”).

Table of Contents - Statement of Additional Information

THE TRUST

The Trust is a Delaware Statutory trust organized on March 18, 2014, and is registered with the SEC as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Board may from time-to-time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  The Trust consists of various series that represent separate investment portfolios.  This SAI relates only to the Funds.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of a Fund’s assets for any shareholder held personally liable for obligations of a Fund or the Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund or the Trust and satisfy any judgment thereon.  All such rights are limited to the assets of a Fund.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.  However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.

As a Delaware statutory trust, the Trust is subject to Delaware law, including the Delaware Statutory Trust Act.  The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Declaration of Trust further provides that no shareholder of the Trust shall be personally liable for the obligations of the Trust or of any series or class thereof except by reason of his or her own acts or conduct.

Each of the Funds in the Trust  are the successors in interest to certain funds having the same names and investment objectives that were included as series of another investment company, Professionally Managed Portfolios (the “PMP Trust”) and that were also advised by the Funds’ investment advisor, FundX Investment Group (the “Predecessor Funds”).  On August 1, 2014, the shareholders of each of the Predecessor Funds approved the reorganization of the Predecessor Funds with and into their corresponding series of the Trust (the “Successor Funds”) and effective as of the close of business on August 1, 2014, the assets and liabilities of each of the Predecessor Funds were transferred to the Trust in exchange for shares of each of the applicable Successor Funds.

The FundX Upgrader Fund commenced operations on August 4, 2014 as successor to the FundX Upgrader Fund, a series of the Trust for Professionally Managed Portfolios.  The predecessor FundX Upgrader Fund, a series of the Trust for Investment Managers commenced operations on June 20, 2002.  The original FundX Upgrader Fund commenced operations on November 1, 2001.

The FundX Flexible Income Fund commenced operations on August 4, 2014 as successor to the FundX Flexible Income Fund, a series of the Trust for Professionally Managed Portfolios. The predecessor FundX Flexible Income Fund commenced operations on July 1, 2002.

The FundX Conservative Upgrader Fund commenced operations on August 4, 2014 as successor to the FundX Flexible Conservative Upgrader Fund, a series of the Trust for Professionally Managed Portfolios.  The predecessor FundX Conservative Upgrader Fund commenced operations on July 1, 2002.

Table of Contents - Statement of Additional Information

The FundX Aggressive Upgrader Fund commenced operations on August 4, 2014 as successor to the FundX Aggressive Upgrader Fund, a series of the Trust for Professionally Managed Portfolios.  The predecessor FundX Aggressive Upgrader Fund commenced operations on July 1, 2002.

The FundX Tactical Upgrader Fund commenced operations on August 4, 2014 as successor to the FundX Tactical Upgrader Fund, a series of the Trust for Professionally Managed Portfolios.  The predecessor FundX Tactical Upgrader Fund commenced operations on February 29, 2008.

The FundX Tactical Total Return Fund commenced operations on August 4, 2014 as successor to the FundX Tactical Total Return Fund, a series of the Trust for Professionally Managed Portfolios.  The predecessor FundX Tactical Total Return Fund commenced operations on May 29, 2009.

The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES AND RISKS

The following information supplements the discussion of the Funds’ investment policies and risks as set forth in their Prospectus.  Each Fund seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including exchange-traded funds (“ETFs”) (“Underlying Funds”).  The Underlying Funds may use the techniques described below or other techniques not declared herein.  There can be no guarantee that any Fund’s objective will be attained.

Each Fund is diversified (see fundamental investment restriction 7 under “Fundamental Investment Restrictions” in this SAI).  Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security, either directly or via the Underlying Funds in which a Fund invests, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with a Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that a Fund would not, or could not, buy.  If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Recent Regulatory Events
Legal, tax and regulatory changes could occur that may adversely affect the Funds and their ability to pursue their investment strategies and/or increase the costs of implementing such strategies.  The U.S. government, the Federal Reserve, the Treasury, the SEC, the Commodity Futures Trading Commission (the “CFTC”), the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions in light of the recent financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Funds is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds.  Furthermore, no assurance can be made that the U.S. government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

Table of Contents - Statement of Additional Information

Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), as well as subsequent no-action relief granted by the CFTC on November 29, 2012 with respect to “funds of funds,” the Advisor is in the process of determining whether it will be required to register as, or to file a notice of exemption from registration as, a “commodity pool operator” with respect to each Fund.  Effective December 31, 2012, Rule 4.5 under the CEA was amended to require many advisers that manage funds (including fund of funds) which invest in commodity futures, options and swaps, including securities futures, broad-based stock index futures and financial futures contracts (“Commodity Instruments”), to either (i) register as a commodity pool operator and become subject to registration and regulation under the CEA and the CFTC, or (ii) significantly limit their investments in Commodity Instruments in order to claim an exemption from Registration (the “Rule 4.5 exemption”).  The Funds have claimed no-action relief from CFTC registration available to fund of funds.  As a result, the Funds will not be required to register as commodity pool operators (“CPOs”), if ever, until at least six months after the CFTC issues new guidance with respect to the CPO registration obligations of fund of funds.   If the Advisor is required to register as a CPO as a result of a Fund’s activities, the Fund will be subject to additional regulation as a CPO, including oversight by the CFTC (each Fund is already subject to regulation as in investment company under the 1940 Act and oversight by the SEC) and will likely incur additional costs and expenses associated with such regulation and oversight.  If the Advisor is required to file the Rule 4.5 exemption, a Fund will be more limited in the future in its ability to use Commodity Instruments that in the past and these limitations may have a negative impact on the ability of the Advisor to manage the Fund, and on the Fund’s performance.

Recent Economic Events
Although the U.S. economy has seen gradual improvement since 2008, the effects of the global financial crisis that began to unfold in 2007 continue to exist and economic growth has been slow and uneven.  In addition, the negative impacts and continued uncertainty stemming from the sovereign debt crisis and economic difficulties in Europe and United States fiscal and political matters, including deficit reduction and U.S. debt ratings, have impacted and may continue to impact the global economic recovery.  These events and possible continuing market turbulence may have an adverse effect on the Funds.  In response to the global financial crisis, the United States and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets.  However, risks to a robust resumption of growth persist: a weak consumer weighed down by too much debt and increasing joblessness, the growing size of the federal budget deficit and national debt, and the threat of inflation.  A number of countries in Europe have experienced severe economic and financial difficulties.  Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union (“EMU”) member countries.  Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the European EMU.  These requirements can severely limit European EMU member countries’ ability to implement monetary policy to address regional economic conditions.  A return to unfavorable economic conditions could impair the Fund’s ability to execute its investment strategies.

Table of Contents - Statement of Additional Information

Other Investment Companies
Each Fund pursues its investment objective by investing in shares of other open-end investment companies.  As a shareholder of another investment company, a Fund bears, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by a Fund’s shareholders.  These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.  Each Fund currently intends to limit its investments in Underlying Funds in accordance with the Investment Company Act of 1940, as amended, (the “1940 Act”) or with certain terms and conditions of applicable exemptive orders issued by the SEC and approved by the Board.  This prohibition may prevent a Fund from allocating its investment in the manner the Advisor considers optimal.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies.  The acquisition of shares by the Funds in other registered investment companies is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act and the rules thereunder, except as may be permitted by an exemptive order obtained by the other registered investment companies that permits the Funds to invest in the other registered investment companies beyond the limits of Section 12(d)(1) and the rules thereunder, subject to certain terms and conditions, including that the Funds enter into an agreement with the other registered investment companies regarding the terms of the investment.

Through their investment in shares of the Underlying Funds, the Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Exchange-Traded Funds
The Funds may also invest in ETFs.  ETFs are typically open-end investment companies that are bought and sold on a national securities exchange and seek to replicate the performance, before fees and expenses, of an underlying index of securities.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company.  In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV.  Investors in the Fund should be aware that ETFs that seek to replicate a particular benchmark index are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.

As purchasers of ETF shares on the secondary market, a Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem their ETF shares directly from the ETF.

Table of Contents - Statement of Additional Information

Equity Securities
Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Underlying Funds may invest.  All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

To the extent a Fund invests in the equity securities of small or mid-sized companies, through its investments in Underlying Funds, it will be exposed to the risks of smaller sized companies.  Small and mid-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines, or services, markets, or financial resources or may be dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Common Stock
Through their investment in shares of Underlying Funds, the Funds may invest in common stocks.  Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock
Through their investment in shares of Underlying Funds, the Funds may invest in preferred stock.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond, but does not have the seniority of a bond.  Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities and Warrants
Through their investment in shares of Underlying Funds, the Funds may invest in convertible securities.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the issuer’s common stock.  However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

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An Underlying Fund may invest in warrants.  A warrant gives the holder the right to purchase, at any time during a specified period, a predetermined number of shares of common stock at a fixed exercise price.  Unlike convertible debt securities or preferred stock, warrants do not pay a dividend.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach the exercise price (in which event the Underlying Fund will not exercise the warrant and will lose its entire investment therein).

Fixed-Income Securities
Through their investment in shares of the Underlying Funds, the Funds may invest in fixed-income securities which include traditional debt securities issued by corporations, such as bonds and debentures and debt securities that are convertible into common stock and interests.  Fixed-income securities that will be eligible for purchase by an Underlying Fund include investment grade and high-yield corporate debt securities.  Investment grade securities are those rated BBB or better by Standard & Poor’s® (“S&P®”) Ratings Group or Baa or better by Moody’s Investors Services©, Inc. (“Moody’s”) or their equivalent.  Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics.  High-yield securities, or “junk bonds,” are rated less than investment grade.

High-yield debt securities generally offer a higher current yield than that available for higher-grade issues.  However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

The market for high-yield debt securities is generally thinner and less active than that for higher quality securities, which may limit an Underlying Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Ratings of debt securities represent the rating agencies’ opinions regarding the securities’ quality, but are not a guarantee of quality and may be reduced after an Underlying Fund has acquired the security.  If a security’s rating is reduced while it is held by an Underlying Fund, the Underlying Fund’s investment advisor will consider whether the Underlying Fund should continue to hold the security, but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events.  As a result, an issuer’s current financial conditions may be better or worse than the rating indicates.  The ratings for debt securities are described in Appendix A.

Fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities.

Asset-Backed Securities
Through their investment in shares of Underlying Funds, the Funds may have some exposure to certain types of asset-backed securities.  Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement).  Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term.  The securities are then privately placed or publicly offered.  Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

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The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement.  Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets.  The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value.  Value is also affected if any credit enhancement has been exhausted.

Mortgage-Backed Securities
Through their investment in shares of Underlying Funds, the Funds may have some exposure to mortgage-backed securities.  A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors.  In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Funds’ mortgage-related investments.  Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses.  Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates.  Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy.  Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities.  It is possible that such limited liquidity in such secondary markets could continue or worsen.

Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae” or “GNMA”), Federal National Mortgage Association (“Fannie Mae” or “FNMA”), Federal Home Loan Banks (“FHLB”) or Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FHLMC”), but may also be issued or guaranteed by other private issuers.  GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development.  It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities.  FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgages backed by the Federal Housing Administration, but also sells some non-governmentally backed mortgages.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA.  The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees.  Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.

Some of these obligations are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law.

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Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.  The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities.  Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

Collateralized mortgage obligations (“CMOs”) are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as “Mortgage Assets”).  Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities.  Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid.  Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.  The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways.  Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities.  The Fund will only invest in SMBS whose mortgage assets are U.S. government obligations and are backed by the full faith and credit of the U.S. government.  SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets.  A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities.  The market value of any class which consists primarily or entirely of principal payments is generally unusually volatile in response to changes in interest rates.

Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk.  Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield.  Whether a mortgage loan is prepaid is almost entirely controlled by the borrower.  Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise.  Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.  Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue.  In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.  Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations.  Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government.  The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.  With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.

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Foreign Investments and Currencies
Through their investment in shares of the Underlying Funds, the Funds may invest in the securities of foreign issuers (“foreign securities”), including in sponsored and unsponsored American Depositary Receipts (“ADRs”).

Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers.  Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies.  There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the United States.  The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and an Underlying Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court.  Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures); possible foreign withholding taxes on dividends and interest payable to an Underlying Fund; possible taxes on trading profits; and inflation, interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.  Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls.  Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition, an Underlying Fund may invest in foreign securities of companies that are located in developing or emerging markets.  Investing in securities of issuers located in emerging markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability.  Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents.  Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and, even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede an Underlying Fund’s ability to obtain possession of its assets.  As a result, there may be an increased risk or price volatility associated with an Underlying Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

From time to time, an Underlying Fund may invest a significant portion of its assets in the securities of a single country or region.  Substantial investment in a single country or region will subject an Underlying Fund, and therefore the Funds to a greater extent, to the risks associated with investments in that region or country.  An Underlying Fund will also be subject to the risks that its return will be more dependent on the economic performance of that country or region than a fund that is not so concentrated.

Dividends and interest payable on an Underlying Fund’s foreign securities may be subject to foreign withholding tax.  An Underlying Fund may also be subject to foreign taxes on its trading profits.  Some countries may also impose a transfer or stamp duty on certain securities transactions.  The imposition of these taxes will increase the cost to an Underlying Fund of investing in those countries that impose these taxes.  To the extent such taxes are not offset by credits or deductions available to shareholders in a Fund under U.S. tax law, they will reduce the net return to a Fund’s shareholders.

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To the extent an Underlying Fund invests in securities denominated in foreign currencies, the Underlying Fund will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Underlying Fund’s assets denominated in that currency.  Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies.  In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting an Underlying Fund to the risk of fluctuating currency exchange rates pending settlement.

Underlying Funds may invest in ADRs.  ADRs represent receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign issuers.  Although the underlying securities are denominated in a foreign currency, ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency.  ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market.  Investments in ADRs involve risks similar to direct investment in the underlying foreign security.  Unsponsored ADRs are organized independently of the issuer of the underlying security and without its cooperation.  Available information about the issuer of the unsponsored ADR may not be current or as readily available as for sponsored ADRs and therefore the prices of unsponsored ADRs may be more volatile than for sponsored ADRs.

Debt Securities
Through their investment in shares of the Underlying Funds, the Funds may invest in corporate and U.S. government debt securities.  Corporate debt securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered.  The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer.  The Funds may invest in debt securities that are non-investment grade or are in default.

U.S. government debt securities include direct obligations of the U.S. government and obligations issued by U.S. government agencies and instrumentalities.  Although certain securities issued by the U.S. government, its agencies or instrumentalities are backed by the full faith and credit of the U.S. government, others are supported only by the credit of that agency or instrumentality.  There is no guarantee that the U.S. government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.  In addition, a security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity.  The current market prices for such securities are not guaranteed and will fluctuate.  Certain U.S. government agency securities or securities of U.S. government-sponsored entities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality.  While the U.S. government provides financial support to those U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so and those securities are neither guaranteed nor issued by the U.S. government.  In the case of securities backed by the full faith and credit of the U.S. government, shareholders are primarily exposed to interest rate risk.

Leverage through Borrowing
The Underlying Funds may borrow money for leveraging or other purposes.  Leveraging creates an opportunity for increased net income but, at the same time, creates special risk considerations.  Since substantially all of an Underlying Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Underlying Fund’s agreement with its lender, the net asset value (“NAV”) per share of the Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Underlying Fund did not borrow funds.  Leveraging will also create interest expenses for an Underlying Fund which can exceed the income from the assets retained.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest an Underlying Fund will have to pay, such fund’s net income will be greater than if leveraging were not used.  Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of an Underlying Fund will be less than if leveraging were not used and, therefore, the amount available for distribution to stockholders as dividends will be reduced.

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In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, an Underlying Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Fund Borrowing
The Funds are authorized to borrow money from time-to-time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed 33 1/3% of the value of a Fund’s total assets at the time of such borrowings.  A Fund will not borrow for investment purposes.  When borrowing, a Fund will be subject to risks similar to those listed above in the section “Leverage Through Borrowing.”

When-Issued Securities
An Underlying Fund may from time-to-time purchase securities on a “when-issued” basis.  The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date.  Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Underlying Fund to the issuer and no interest accrues to the Underlying Fund.  To the extent that assets of the Underlying Fund are held in cash pending the settlement of a purchase of securities, the Underlying Fund would earn no income.  At the time an Underlying Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its NAV. The market value of the when-issued securities may be more or less than the purchase price.  The Advisor does not believe that an Underlying Fund’s NAV or income will be adversely affected by the purchase of securities on a when-issued basis.  Underlying Funds normally segregate liquid assets equal in value to commitments for when-issued securities, which reduces, but does not eliminate, leverage because the Underlying Fund will be able to make use of those segregated assets until settlement occurs.

Options and Futures
The Tactical Fund and the Tactical Total Return Fund may invest, at the time of purchase, up to 5% of each Fund’s assets in options, which are a type of derivative and employ specialized trading techniques such as options trading to increase the Fund’s exposure to certain selected securities.  Each Fund may employ these techniques primarily as hedging tools.  As a hedging tool, options may help cushion the impact of market declines, but may reduce a Fund’s participation in a market advance.

Underlying Funds may invest in options on equities, debt and stock indices (collectively, “options”).  Underlying Funds may also invest in futures contracts and options on futures contracts (collectively, “futures”). Underlying Funds may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of its position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions.

The use of futures and options (collectively, “Financial Instruments”) is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission.  In addition, an Underlying Fund’s ability to use Financial Instruments will be limited by tax considerations.

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The use of Financial Instruments involves special considerations and risks which include, but are not limited to, the following:

(1)
Successful use of most Financial Instruments depends upon the investment advisor’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities.  The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion.  Due to the possibility of distortion, a correct forecast of stock market trends by an investment advisor may still not result in a successful transaction.  The investment advisor may be incorrect in its expectations as to the extent of market movements or the time span within which the movements will take place which, thus, may result in the strategy being unsuccessful.

(2)
Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)
As described below, a Fund or an Underlying Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options).  If an Underlying Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair the Underlying Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that an Underlying Fund sell a portfolio security at a disadvantageous time.  An Underlying Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to an Underlying Fund.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of an Underlying Fund’s assets to cover or hold in accounts could impede portfolio management or the Underlying Fund’s ability to meet redemption requests or other current obligations.

(4)
Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by an Underlying Fund on options transactions.

Options on Securities and Securities Indices
The Tactical Fund, the Tactical Total Return Fund and Underlying Funds normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated.  The purchase of a call option would entitle a Fund or Underlying Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.  A Fund or Underlying Fund normally purchases put options in anticipation of a decrease in the market value of securities of the type in which it may invest or a negative change in the currency in which such securities are denominated.  The purchase of a put option would entitle an Underlying Fund, in return for the premium paid, to sell specified securities or a specified amount of a foreign currency at a specified price during the option period.

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A Fund or Underlying Fund may purchase and sell options traded on U.S. and foreign exchanges.  Although a Fund or Underlying Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  For some options, no secondary market on an exchange may exist.  In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund or Underlying Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) the imposition of trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance of option trading (or of a particular class or series of options) in the future by one or more exchanges for economic or other reasons, in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Fund or Underlying Fund may write (i.e., sell) covered put and call options on securities, securities indices and currencies in which they may invest.  A covered call option involves a Fund or Underlying Fund giving another party, in return for a premium, the right to buy specified securities owned by a Fund or Underlying Fund at a specified future date and price set at the time of the contract.  A covered call option serves as a partial hedge against a price decline of the underlying security.  However, by writing a covered call option, a Fund or Underlying Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security.  In addition, a Fund or Underlying Fund’s ability to sell the underlying security is limited while the option is in effect unless a Fund or Underlying Fund effects a closing purchase transaction.

The Funds or Underlying Funds may also write covered put options that give the holder of the option the right to sell the underlying security to a Fund or Underlying Fund at the stated exercise price.  A Fund or Underlying Fund will receive a premium for writing a put option, but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise.  In order to “cover” put options it has written, a Fund or Underlying Fund will cause its custodian to segregate cash, cash equivalents, U.S. government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of a Fund or Underlying Fund’s option orders.

Risks Involved in the Sale of Options
Options transactions involve certain risks, including the risks that the Advisor will not forecast interest rate or market movements correctly, that the Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations.  The successful use of these strategies depends on the ability of the Advisor to forecast market and interest rate movements correctly.

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An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series.  There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position.  As a result, the Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Advisor believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Fund’s use of options.  The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert.  It is possible that the Trust and other clients of the Advisor may be considered such a group.  These position limits may restrict the Fund’s ability to purchase or sell options on particular securities.

Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction.  For that reason, it may be more difficult to close out unlisted options than listed options.  Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

Government regulations, particularly the requirements for qualification as a “regulated investment company” under the Internal Revenue Code, may also restrict the Fund’s use of options.

Futures and Options on Futures
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or currency at a specified future time at a specified price.  An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.  Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (contracts traded on the same exchange, on the same underlying security or index, and with the same delivery month).  If an offsetting purchase price is less than the original sale price, an Underlying Fund realizes a capital gain; if it is more, the Underlying Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, an Underlying Fund realizes a capital gain; if it is less, the Underlying Fund realizes a capital loss.  The transaction costs must also be included in these calculations.  Underlying Funds may use futures contracts and related options for bona fide hedging purposes, such as to offset changes in the value of securities held or expected to be acquired or be disposed of or to minimize fluctuations in foreign currencies.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck.  No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to their expiration date.

In order to avoid leveraging and related risks, when an Underlying Fund invests in futures contracts, the Underlying Fund will cover positions by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked-to-market on a daily basis.

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There are risks associated with these activities, including the following:  (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or lack of correlation between the changes in market value of the securities held and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts and options on futures.

Underlying Funds may buy and sell futures contracts and related options to manage exposure to changing interest rates and securities prices.  Some strategies reduce an Underlying Fund’s exposure to price fluctuations, while others tend to increase market exposure.  Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Underlying Fund’s return.  No price is paid upon entering into futures contracts.  Instead, an Underlying Fund would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.”  Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as “marked to market”).  The margin is in the nature of performance bond or good-faith deposit on a futures contract.  Futures and options on futures are taxable instruments.

Risks Associated with Futures and Futures Options
The use of futures contracts and futures options involves a number of risks.  A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.  There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Fund securities being hedged.  In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.  The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers.  A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures contracts on U.S. government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the reaction of the underlying U.S. government securities reacted.  To the extent, however that a municipal bond fund enters into such futures contracts the value of such futures will not vary in direct proportion to the value of a Fund’s holdings of municipal securities.  Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets.  The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day.  The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session.  Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit.  The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions.  For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

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There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed.  In addition, many of the contracts discussed above are relatively new instruments without a significant trading history.  As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Swap Contracts
Types of Swaps
Swaps are a specific type of over-the-counter (“OTC”) derivative involving privately negotiated agreements with a trading counter-party.  An Underlying Fund may use (i) long equity swap contracts – where the Underlying Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities; (ii) short equity swap contracts – where the Underlying Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities; and (iii) contracts for differences – equity swaps that contain both a long and short equity component.

Uses
An Underlying Fund may use swaps for (i) traditional hedging purposes – short equity swap contracts used to hedge against an equity risk already present in the Underlying Fund; (ii) anticipatory purchase hedging purposes – where an Underlying Fund anticipates significant cash purchase transactions and enters into long equity swap contracts to obtain market exposure until such a time where direct investment becomes possible or can be made efficiently; (iii) anticipatory redemption hedging purposes – where an Underlying Fund expects significant demand for redemptions; (iv) direct investment – where an Underlying Fund purchases (particularly long equity swap contracts) in place of investing directly in securities; and (v) risk management – where an Underlying Fund uses equity swap contracts to adjust the weight of an Underlying Fund to a level the Underlying Fund’s investment advisor feels is the optimal exposure to individual markets, sectors and equities.

Risks Associated With Recent Economic Events

The U.S. credit markets have been experiencing extreme volatility and disruption for more than five years. Instability in the credit markets has made it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations. In particular, because of volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue.  These developments may increase the volatility of the value of securities owned by a Fund.  These developments may also make it more difficult for a Fund to accurately value its securities or to sell its securities on a timely basis.  These developments may also adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by a Fund to make payments of principal and interest when due, lead to lower credit ratings of issuers and increased defaults by issuers. Such developments could, in turn, reduce the value of securities owned by a Fund and adversely affect the net asset value (“NAV”) of its shares.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) significantly revises and expands the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators.  It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect a Fund or investments made by a Fund. Possible regulatory actions taken under these revised and expanded powers may include actions related to financial consumer protection, proprietary trading and derivatives.  There is a risk that new and additional government regulation authorized by the Dodd-Frank Act could result in higher Fund costs and expenses.  Legislators and regulators in the United States are currently considering a wide range of proposals in addition to the Dodd-Frank Act that, if enacted, could result in major changes to the way banking operations are regulated.  In addition, the recent European debt crisis and related financial restructuring efforts have contributed to the instability in global credit markets.  The strength and duration of any economic recovery will be impacted by the European debt crisis and the reaction to any efforts to address the crisis.

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Limitations on Use
There is generally no limit on the use of swaps except to the extent such swaps are subject to the liquidity requirements of an Underlying Fund.

Risks Related to Swaps
Swaps may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indices.  An Underlying Fund can use swaps for many purposes, including hedging and investment gain.  An Underlying Fund may also use swaps as a way to efficiently adjust its exposure to various securities, markets and currencies without having to actually sell current assets and purchase different ones.  The use of swaps involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments.  An Underlying Fund’s investment advisor may also fail to use swaps effectively. For example, such investment advisor may choose to hedge or not to hedge at inopportune times which may adversely affect an Underlying Fund’s performance.

Swaps are subject to a number of risks.  Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that the swap contract will be improperly valued.  Valuation, although based on current market pricing data, is typically done by the counter-party to the swap contract.  If the counter-party to a swap contract does not make timely principal interest or settle payments when due, or otherwise fulfill its obligations, an Underlying Fund could lose money on its investment.

Swaps also involve the risk that changes in the value of the swaps may not correlate perfectly with relevant assets, rates or indices they are designed to hedge or to closely track.  Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that an Underlying Fund may be prevented from selling particular securities at the price at which it values them.  An Underlying Fund is subject to liquidity risk, particularly with respect to the use of swaps.  Also, suitable swaps transactions may not be available in all circumstances, and there can be no assurance that an Underlying Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Illiquid Securities
Typically, an Underlying Fund may invest up to 15% of its net assets in securities that at the time of purchase are illiquid.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.

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The Investment Company Act of 1940 provides that an Underlying Fund, whose shares are purchased by a Fund, is obliged to redeem shares held by the Fund only in an amount up to 1% of the Underlying Fund’s outstanding securities during any period of less than 30 days (unless the SEC has issued other exemptive relief).  Thus, shares of an Underlying Fund held by a Fund in excess of 1% of the Underlying Fund’s outstanding securities may be considered not readily marketable securities;  that, together with other such securities, may not exceed 15% of the Fund’s net assets.  However, because each Fund has elected to reserve the right to pay redemption requests by a distribution of securities from a Fund’s portfolio, instead of in cash, these holdings may be treated as liquid.  In some cases, an Underlying Fund may make a redemption payment to a Fund by distributing securities from its portfolio instead of cash.  Thus, it is possible that such Fund could hold securities distributed by an Underlying Fund until such time as the Advisor determines it is appropriate to dispose of such securities.  Disposing of such securities could cause a Fund to incur additional costs.

Restricted Securities
An Underlying Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” an Underlying Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  An Underlying Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”). An Underlying Fund’s investment advisor will determine and monitor the liquidity of Rule 144A securities and 4(2) Paper.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Underlying Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Underlying Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Securities Lending
An Underlying Fund may lend its portfolio securities in order to generate additional income.  Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities.  Generally, an Underlying Fund may lend portfolio securities to securities broker-dealers or financial institutions if:  (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily; (2) the loan is subject to termination by the Underlying Fund at any time; (3) the Underlying Fund receives reasonable interest or fee payments on the loan, as well as any dividends, interest, or other distributions on the loaned securities; (4) the Underlying Fund is able to exercise all voting rights with respect to the loaned securities; and (5) the loan will not cause the value of all loaned securities to exceed one-third of the value of the Underlying Fund’s assets.

Short Sales
An Underlying Fund may seek to hedge investments or realize additional gains through short sales.  In a short sale, the Underlying Fund sells a security it does not own, in anticipation of a decline in the market value of the security.  To complete the transaction, an Underlying Fund must borrow the security to make delivery to the buyer.  The Underlying Fund is then obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement.  The price at such time may be more or less than the price at which the security was sold by an Underlying Fund.  An Underlying Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Underlying Fund replaces the borrowed security.  An Underlying Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale. Typically an Underlying Fund will segregate liquid assets, which are marked-to-market daily, equal to the difference between the market value of the securities sold short at the time they were sold short and any assets required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale).

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Short-Term Investments
The Funds and Underlying Funds may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits
The Funds and Underlying Funds may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions, which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under their investment objective and policies stated above and in its prospectus, the Funds and Underlying Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes
The Funds and Underlying Funds may invest a portion of their assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in Appendix B.

Money Market Mutual Funds
The Funds and Underlying Funds may invest in money market mutual funds in connection with their management of daily cash positions or as a temporary defensive measure.  Generally, money market funds seek to earn a high rate of income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments, which generally mature within 397 days from the date of purchase.

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Repurchase Agreements
The Funds and Underlying Funds may enter into repurchase agreements in order to earn income on available cash or as a defensive investment in which the purchaser (e.g., a Fund) acquires ownership of a U.S. government security (which may be of any maturity), and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase).  Any repurchase transaction in which a Fund or an Underlying Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement.  In the event of a bankruptcy or other default of the seller, a Fund or Underlying Fund could experience both delays in liquidating the underlying security and losses in value.  However, each Fund intends to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation and with the most credit-worthy registered securities dealers, with all such transactions governed by procedures adopted by the Advisor.  The Advisor monitors the creditworthiness of the banks and securities dealers with whom the Funds engage in repurchase transactions.

If the market value of the U.S. government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Funds or an Underlying Fund will direct the seller of the U.S. government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that a Fund or an Underlying Fund might be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Repurchase agreements involve certain risks, such as default by or insolvency of the other party to the agreement.  A Fund or an Underlying Fund’s right to liquidate its collateral in the event of a default could involve certain costs, losses or delays.  To the extent that proceeds from any sale upon default of the obligation to repurchase are less than the repurchase price, a Fund or an Underlying Fund could suffer a loss.

Temporary Investments
When the Advisor believes market or economic conditions are unfavorable for investors, the Advisor may invest up to 100% of a Fund’s net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents or other short-term investments.  Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the underlying fund investments in which a Fund normally invests or the U.S. economy.  Temporary defensive investments generally may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, U.S. Treasuries, money market fund shares and other money market equivalents. The Advisor also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of a Fund’s outstanding voting securities as defined in the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund.  These investments restrictions do not impact the Underlying Funds.

The Upgrader Fund, the Flexible Income Fund, the Conservative Fund and the Aggressive Fund may not:

1.	Make loans to others, except to the extent a repurchase agreement is deemed to be a loan.

2.	(a)	Borrow money, except for temporary or emergency purposes. Any such borrowing will be made only if, immediately thereafter, there is asset coverage of at least 300% of all borrowings.

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(b)	Mortgage, pledge or hypothecate up to 33 1/3% of its assets except in connection with any such borrowings.

3.
Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account or underwrite securities.  (This does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities).

4.	Purchase or sell real estate, commodities or commodity contracts.

5.
Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry or group of related industries (other than investment companies).  This restriction does not apply to investments in the securities of the U.S. government, its agencies or instrumentalities.

6.
Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions.

7.
With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer.  (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities or securities of other investment companies.)

The Upgrader Fund, the Flexible Income Fund, the Conservative Fund and the Aggressive Fund observe the following policies, which are not deemed fundamental and which may be changed without shareholder vote.  Each Fund may not:

1.	Invest in any issuer for purposes of exercising control or management.

2.
Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.

3.	With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

Except with respect to borrowing, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.  If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

The Tactical Fund and the Tactical Total Return Fund may not:

1.	Make loans to others, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

2.
(a) Purchase securities on margin, borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

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(b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings and only with respect to 33 1/3% of its assets.  Initial or variation margin for futures contracts will be deemed to be pledges of the Fund’s assets

3.	Act as an underwriter of securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 as amended, in disposing of a portfolio security.

4.	Purchase commodities or commodity contracts (other than futures contracts).

5.
Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.  This limitation shall not prevent the Fund from investing in securities or other instruments back by real estate or securities issued by an company engaged in the real estate business.

6.
Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry or group of related industries (other than investment companies).  This restriction does not apply to investments in the securities of the U.S. government, its agencies or instrumentalities.

7.
With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer.  (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities or securities of other investment companies.)

The Tactical Fund and the Tactical Total Return Fund observe the following policies, which are not deemed fundamental and which may be changed without shareholder vote.  The Funds may not:

1.	Invest in any issuer for purposes of exercising control or management.

2.
Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.

3.	With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

4.
Each Fund will not invest in any Underlying Fund if, as a result of such investment, the securities held by the Underlying Fund and the securities held by all other Underlying Funds in the Fund’s portfolio, would cause the Fund to become concentrated (25% or more of its net assets) in any one industry or group of industries.

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in the percentage or rating resulting from any cause other than actions by the Fund will not be considered a violation of the Fund’s investment restrictions.  If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

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PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to transactions costs and may result in a greater number of taxable transactions.  See “Execution of Portfolio Transactions and Brokerage.”

For the fiscal years ended September 30, 2013 and September 30, 2012, the Predecessor Funds had the following portfolio turnover rates:

	Portfolio Turnover Rate
Fund	2013	2012
Upgrader Fund	201%	128%
Flexible Income Fund	101%	79%
Conservative Fund	144%	122%
Aggressive Fund	207%	139%
Tactical Fund	408%	438%
Tactical Total Return Fund	261%	213%

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Funds, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Funds.  The policy was developed in consultation with the Advisor and has been adopted by the Advisor.  Information about the Funds’ portfolio holdings will not be distributed to any third party except in accordance with this policy.  The Board considered the circumstances under which the Funds’ portfolio holdings may be disclosed under the policy and the actual and potential material conflicts that could arise in such circumstances between the interests of the Funds’ shareholders and the interests of the Advisor, principal underwriter or any other affiliated person of the Funds.  After due consideration, the Board determined that the Funds have a legitimate business purpose for disclosing portfolio holdings to persons described in the policy including, mutual fund rating or statistical agencies or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Funds.  Pursuant to this policy, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the policy, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to this policy.  The Board reserves the right to amend the policy at any time without prior notice in its sole discretion.

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Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  In addition, the Funds disclose their complete portfolio holding on the Funds’ website at www.upgraderfunds.com under the hotlink of each Fund’s ticker symbol within five business days of each month-end.  Portfolio holdings information posted on the Funds’ website may be separately provided to any person, commencing on the day after it is first published on the Funds’ website.  In addition, the Funds may provide their complete portfolio holdings at the same time such information is filed with the SEC.

In the event of a conflict between the interests of the Funds and the interests of Advisor or an affiliated person of the Advisor, the Advisor’s CCO, in consultation with the Trust’s CCO, shall make a determination as to how to resolve such conflict in the best interests of the Funds, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed including, a duty not to trade on non-public information:  fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third-parties, including mutual fund ratings or statistical agencies, in accordance with the policy, when the Funds have a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Advisor, its affiliates or employees, the Funds, or any other party enter into any arrangement to receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

There is no assurance that the Funds’ policies will protect the Funds from the potential misuse of holdings information by individuals or firms in possession of that information.

From time to time, the Advisor may make additional disclosure of the Funds’ portfolio holdings on the Funds’ website.  Shareholders can access the Funds’ website at www.upgraderfunds.com for additional information about the Fund, including, without limitation, the periodic disclosure of its portfolio holdings.

Because the Funds make investments in Underlying Funds, (which are themselves generally required to have portfolio holdings disclosure policies and procedures), but do not maintain criteria for determining whether the Underlying Funds have adequate policies in place with respect to disclosure of portfolio holdings, the performance of the Underlying Funds, and therefore the Funds, may be affected by the improper use or control of portfolio holdings information by the Underlying Funds.

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TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for overall management, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupation for the past five years and other directorships held are set forth in the table below.

Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust(1)
Jan Gullett (born 1954) c/o FundX Investment Trust 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	President & Founder, AVANTX, Inc. (a private firm providing dynamic trading system algorithm signals and services that supplement a long term investment portfolio), August 2006 to present.	6	None
Gregg B. Keeling (born 1955) c/o FundX Investment Trust 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	Retired; Acting President of Meridian Fund, Inc. (SEC registered investment company), 2012-2013; CFO of Meridian Fund, Inc. 1999-2013; CCO of Meridian Fund, Inc. and Aster Investment Management Company, Inc. (SEC registered investment adviser) 2004-2013; Vice President of Operations, Aster Investment Management Company, Inc., 1999-2013.	6	None
Kimun Lee (born 1946) c/o FundX Investment Trust 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	Investment Adviser and Principal, Resources Consolidated (1980-Present). Principal and Director of iShares Delaware Trust Sponsor, LLC, a commodity pool operator that operates iShares Gold Trust, iShares Silver Trust, iShares Dow Jones - UBS Roll Select Commodity Index Trust and iShares S&P GSCI Commodity-Indexed Trust. (2009-Present).	6	Director, Board of Firsthand Technology Value Fund, (One Portfolio) (2010-Present). Trustee, Firsthand Funds (two portfolios) (2013-Present). (2)

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Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Interested Trustees and Officers of the Trust
Janet Brown (born 1950) FundX Investment Group 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	Chairperson and Interested Trustee	Indefinite Term; Since March 2014	President, FundX Investment Group, since 1978.	6	N/A
Jason Browne (born 1970) FundX Investment Group 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	President	Indefinite Term; Since April 2014	Chief Investment Officer, FundX Investment Group, since June 2000.	N/A	N/A
Bernardo Kuan (born 1959) FundX Investment Group 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	Chief Compliance Officer and Vice President	Indefinite Term; Since April 2014	CCO, FundX Investment Group, since 2011. Assistant to CCO, FundX Investment Group (2009-2010). IT, Operations Executive, Data Analyst, FundX Investment Group (1998-Present).	N/A	N/A
Sean McKeon (born 1957) FundX Investment Group 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	Treasurer	Indefinite Term; Since April 2014	Portfolio Manager, FundX Investment Group, since 1990.	N/A	N/A
Jeff Smith (born 1975) FundX Investment Group 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	Secretary	Indefinite Term; Since April 2014	Director of Publications, FundX Investment Group, since 2001.	N/A	N/A
(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)	Mr. Lee serves as a director of iShares Delaware Trust.

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Additional Information Concerning the Board of Trustees

The Role of the Board
The Board oversees the management and operations of the Trust.  Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Advisor, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this Statement of Additional Information.  The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations.  In conducting this oversight, the Board receives regular reports from these officers and the service providers.  For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations.  In addition, the Advisor provides regular reports on the investment strategy and performance of the Fund.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations.  In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Structure, Leadership
The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established four standing committees, a Nominating Committee, an Audit Committee, a Qualified Legal Compliance Committee, and a Valuation Committee, which are discussed in greater detail below under “Trust Committees”.  The majority of the Trustees are Independent Trustees, which are Trustees that are not affiliated with the Advisor, the principal underwriter, or their affiliates.  One Trustee is an Interested Trustee.  The Nominating Committee, Audit Committee and Qualified Legal Compliance Committee are comprised entirely of the Independent Trustees.  The Valuation Committee is comprised of Independent Trustees.  The Chairperson of the Board is an Interested Trustee.  The Board has determined not to combine the Chairperson position and the principal executive officer position and has appointed a Vice President of the Administrator as the President of the Trust.  The Board reviews its structure and the structure of its committees annually.  The Board has determined that the structure of the Independent Chairman, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.

Board Oversight of Risk Management
As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed.  The Board also receives reports from the Advisor as to investment risks of the Fund.  In addition to these reports, from time to time the Board receives reports from the Administrator and the Advisor as to enterprise risk management.

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Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has served on the Board for a number of years.  They have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  They have demonstrated a commitment to discharging their oversight duties as trustees in the interests of shareholders.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes.  The information is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.

Ms. Brown’s Trustee Attributes include her more than 35 years of experience researching funds and developing successful fund investment strategies.  Ms. Brown has been president of FundX Investment Group since 1997.  Prior to that, she was a key Investment Advisor and managing editor of NoLoad FundX since 1980.  She joined FundX in 1978 as one of the first employees.  Prior to joining FundX, she worked in Brussels with a financial services company where she specialized in mutual funds.  Ms. Brown is frequently interviewed by the media on investment and mutual fund issues.  She is very philanthropically oriented and sits on the board of several non-profit organizations.  The Board believes Ms. Brown’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Gullett’s Trustee Attributes include his career in consumer marketing and growth oriented general management, which includes leadership positions in organizations from twelve to six thousand employees, including Procter & Gamble, Sara Lee and PepsiCo.  He has also served as a CEO for several small technology ventures.  Mr. Gullett has strong consumer marketing, strategic and analytical vision and skills.  He has served on the boards of technology companies and non-profit organizations.  Mr. Gullett earned his BS degree from Miami University and an MBA from Harvard Business School.  The Board believes Mr. Gullett’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Keeling’s Trustee Attributes include his experience in various executive capacities with Meridian Fund, Inc. as Acting President, Chief Financial Officer and Chief Compliance Officer and with Aster Investment Management Company, Inc. as Vice President of Operations.  Through his experience, he has maintained strong and effective working relationships with management teams, directors, shareholders, clients, independent accountants, service providers and outside counsel.  Mr. Keeling has comprehensive knowledge of investment adviser and investment company financial reporting, operations, regulatory compliance and industry practice.  Prior to Meridian, he was a lead staff auditor/CPA for Deloitte & Touche, LLP, focused on securities industry clients including broker/dealers, investment advisers and investment management companies.  He is a founding member of Bay Area Chief Compliance Officers (“BAACO”) and an affiliate of the American Institute of Certified Public Accountants and California ’40 Acts Group.  Mr. Keeling earned his BA and Certificate in Accounting from the University of California, Berkeley and did post graduate work at Oxford University, England.  Mr. Keeling has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Keeling’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

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Mr. Lee’s Trustee Attributes include his experience as a California-registered investment adviser and principal of Resources Consolidated, a San Francisco based business consulting group with a global focus on the United States, Asia, and Europe.  Mr. Lee has served as a principal of the iShares Delaware Trust Sponsor, LLC and as a member of its audit committee since 2009.  Since 2010, Mr. Lee has served as a member of the Board of Directors of Firsthand Technology Value Fund, Inc, and since April 2013, Mr. Lee has served on the Board of Trustees of Firsthand Funds.  Mr. Lee earned his BA from the University of the Pacific and an MBA from the University of Nevada, Reno, and has completed the Stanford Business School executive education program on corporate governance for directors.  Mr. Lee’s experience, qualifications, attributes, and skills on an individual basis and in combination with those of the other Trustees has lead the Board to conclude that he possess the requisite Trustee skills and attributes to carry out oversight responsibilities with respect to the Trust.

Trust Committees
The Trust has four standing committees:  the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating Committee will consider nominees nominated by shareholders.  Recommendations for consideration by shareholders should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust not later than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on.

The Audit Committee is comprised of all of the Independent Trustees.  The Audit Committee typically meets on a quarterly basis with respect to each series of the Trust and may meet more frequently.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of a Fund’s pricing and financial reporting.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.

The Valuation Committee is comprised of all of the Independent Trustees.  The Board has delegated day-to-day valuation issues to a Pricing Committee that is comprised of the Advisor’s personnel and is overseen by the Trustees.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.

Trustee Ownership of Fund Shares and Other Interests
The following table shows the amount of shares in each Fund and the amount of shares in other portfolios of the Trust owned by the Independent Trustees as of the calendar year ended December 31, 2013.

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Amount Invested Key
A.	$0
B.	$1-$10,000
C.	$10,001-$50,000
D.	$50,001-$100,000
E.	over $100,000

Dollar Range of Fund Shares Owned
Name	Upgrader Fund	Flexible Income Fund	Conservative Fund	Aggressive Fund	Tactical Fund	Tactical Total Return Fund	Aggregate Dollar Range of Fund Shares in the Trust
Independent Trustees
Jan Gullett	A	A	A	A	A	A	A
Gregg Keeling	A	A	A	A	A	A	A
Kimun Lee	A	A	A	A	A	A	A
Interested Trustees
Janet Brown	E	E	E	E	E	E	E

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Funds’ principal underwriter, or any of their affiliates.  Accordingly, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family, have had direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Funds’ principal underwriter or any of its affiliates.

Compensation
Those Trustees who are not employees of the Advisor receive a retainer fee of $44,000 per year, as well as reimbursement for reasonable expenses incurred in connection with attendance at meetings.  In addition, the Audit Committee Chair receives an additional annual compensation of $5,200.

The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the rate of compensation expected to be received by the following Independent Trustees from each Fund for the fiscal year ending September 30, 2014.

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Estimated Aggregate Compensation From the FundX
Name of Person/Position	Upgrader Fund	Flexible Income Fund	Conservative Fund	Aggressive Fund	Tactical Fund	Tactical Total Return Fund	Estimated Total Compensation from the Funds and Fund Complex Paid to Trustees
Jan Gullett Independent Trustee	$7,333	$7,333	$7,333	$7,333	$7,333	$7,333	$44,000

Gregg Keeling Independent Trustee	$8,200	$8,200	$8,200	$8,200	$8,200	$8,200	$49,200

Kimun Lee Independent Trustee	$7,333	$7,333	$7,333	$7,333	$7,333	$7,333	$44,000

Janet Brown Interested Trustee(1)	None	None	None	None	None	None	None
(1)	The Interested Trustee does not receive compensation from the Trust for her service as Trustee.

Codes of Ethics
The Trust, the Advisor and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Advisor and the principal underwriter to invest in securities that may be purchased or held by the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Funds which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight.  The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s proxy policies and a record of each proxy voted by the Advisor on behalf of the Funds, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has also adopted a proxy voting policy (the “Advisor’s Policy”) that underscores the Advisor’s concern that all proxy voting decisions be made in the best interests of the Funds’ shareholders.  The Advisor’s Policy dictates that its Proxy Committee vote proxies in a manner that will further the economic value of each investment for the expected holding period.  Each vote cast by the Proxy Committee on behalf of a Fund is done on a case-by-case basis, taking into account all relevant factors.  The Proxy Committee does utilize specific voting positions for substantive proxy issues, but these only serve as guidelines and are subject to change upon review.

Where a proxy proposal raises a material conflict between the Advisor’s interests and the Funds’ interests, the Advisor will resolve such conflict in the best interests of the Funds’ shareholders.  Typically, the Advisor will (1) disclose the conflict and obtain the clients consent before voting; (2) vote in accordance with a pre-determined policy based upon the independent analysis and recommendation of a voting agent; or (3) make other voting arrangements consistent with pursuing the best interests of the Funds’ shareholders.

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The Trust is required to file Form N-PX, with the Funds’ complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  Form N-PX for the Funds is available without charge, upon request, by calling toll-free 1-866-455-FUND [3863] and on the SEC’s website at www.sec.gov.

Control Persons, Principal Shareholders, and Management Ownership
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.  As of August 1, 2014, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of any Fund.  As of the date of this filing, there are no control persons.
THE FUNDS’ INVESTMENT ADVISOR

FundX Investment Group is located at 235 Montgomery Street, Suite 1049, San Francisco, California 94104, and acts as investment advisor to the Funds pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) with the Trust.  The Advisor is controlled by Janet Brown.  Ms. Brown is President of the Advisor and a portfolio manager of each Fund.

As compensation, the Funds each pay the Advisor a monthly management fee (accrued daily) based on each Fund’s average daily net assets at the annual rates as shown in the table below:

Annual Advisory Fee
FundX Upgrader Fund	1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion.
FundX Flexible Income Fund	0.70%
FundX Conservative Upgrader Fund	1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion.
FundX Aggressive Upgrader Fund	1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion.
FundX Tactical Upgrader Fund	1.00%
FundX Tactical Total Return Fund	1.00%

For the fiscal years ended September 30(1) and October 31, the Predecessor Funds paid the following fees to the Advisor:

Upgrader Fund
	2013	2012	2011(1)	2010
Fees Accrued	$2,505,136	$2,647,000	$3,114,177	$3,722,947
Fees (Waived)/Recouped	($4,891)	$0	$0	$0
Net Advisory Fee Paid	$2,500,245	$2,647,000	$3,114,177	$3,722,947
(1)      Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30.  The information presented is for the period from November 1, 2010 to September 30, 2011.

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Flexible Income Fund
	2013	2012	2011(1)	2010
Fees Accrued	$982,335	$1,015,450	$1,109,897	$1,124,604
Fees (Waived)/Recouped	$0	$0	$0	$0
Net Advisory Fee Paid	$982,335	$1,015,450	$1,109,897	$1,124,604
(1)       Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30.  The information presented is for the period from November 1, 2010 to September 30, 2011.

Conservative Fund
	2013	2012	2011(1)	2010
Fees Accrued	$438,959	$517,349	$633,656	$606,032
Fees (Waived)/Recouped	($6,121)	$0	$0	$0
Net Advisory Fee Paid	$432,838	$517,349	$633,656	$606,032
(1)       Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30.  The information presented is for the period from November 1, 2010 to September 30, 2011.

Aggressive Fund
	2013	2012	2011(1)	2010
Fees Accrued	$682,778	$765,753	$885,086	$1,121,987
Fees (Waived)/Recouped	($5,695)	$0	$0	$0
Net Advisory Fee Paid	$677,083	$765,753	$885,086	$1,121,987
(1)       Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30.  The information presented is for the period from November 1, 2010 to September 30, 2011.

Tactical Fund
	2013	2012	2011(1)	2010
Fees Accrued	$441,260	$412,875	$276,736	$411,001
Fees (Waived)/Recouped	($3,774)	$0	$1,773	$(1,773)
Net Advisory Fee Paid	$437,486	$412,875	$278,509	$409,228
(1)       Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30.  The information presented is for the period from November 1, 2010 to September 30, 2011.

Tactical Total Return Fund
	2013	2012	2011(2)	2010
Fees Accrued	$72,423	$75,145	$51,393	$63,919
Fees (Waived)/Recouped	($71,834)	$53,193	$(51,393) (3)	$(63,919) (1)
Net Advisory Fee Paid	$589	$21,952	$0	$0
(1)	The Advisor waived fees and paid Fund expenses in a total amount of $64,004 for 2010.
(2)	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.
(3)	The Advisor waived fees and paid Fund expenses in a total amount of $75,547 for 2011.

The Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the applicable Fund); and (2) a majority of the Trustees who are not interested persons of any party to an Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.  The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

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The Advisor has contractually agreed to reduce its fees and/or pay expenses of each Fund to ensure that Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement will not exceed a certain Expense Cap.  For each of the Funds, except for the Flexible Income Fund, the Expense Cap is 1.25% of the average daily net assets.  For the Flexible Income Fund, the Expense Cap is 0.99% of the average daily net assets.  The Expense Cap excludes Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses.  The Expense Cap will remain in effect for the period shown in the Example contained in the Prospectus and may be renewed thereafter, as determined by the Board.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.  Any application or waiver of management fees or payment of a Fund’s expenses by the Advisor will be applied or credited to all shareholders of such Fund on a pro rata basis.

Portfolio Managers
The Funds are managed by an investment committee consisting of Ms. Janet Brown, and Messrs. Jason Browne, Bernard Burke, Martin DeVault and Sean McKeon, whom are all considered “Portfolio Managers”.

The information below represents all of the other accounts managed by the investment committee as of March 31, 2014:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	626	$378,400,043	0	$0

The Advisor performs investment management services for various clients with investment objectives and strategies substantially similar to the Funds, which may create certain conflicts of interest in connection with the allocation and timing of investment opportunities among the Funds and the Portfolio Managers’ other advised accounts.  The Advisor may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to the Funds.  The Advisor will have no obligation to purchase or sell for the Funds, or to recommend for purchase or sale by the Funds, any security that the Advisor, its principals, its affiliates or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price.  Where the Advisor buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.

Each Portfolio Manager’s compensation is comprised of a fixed salary plus a bonus.  The salaries are set by industry standards and bonuses are based on a combination of the success of the Advisor and the Portfolio Managers’ contribution to the Advisor.  Neither salaries nor bonuses are based on Fund performance or assets. The Portfolio Managers do not receive any deferred compensation, but they do participate in a 401(k) retirement plan, have an ownership interest in the Advisor and receive income distributions based on their percentage ownership in the Advisor.

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The following indicates the beneficial ownership of each Portfolio Manager of each Fund as of March 31, 2014:

Amount Invested Key
A.	None
B.	$1-$10,000
C.	$10,001-$50,000
D.	$50,001-$100,000
E.	$100,001-$500,000
F.	$500,001-$1,000,000
G.	Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in the each Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000-$500,001- $1,000,000, Over $1,000,000)
	Upgrader Fund	Flexible Income Fund	Conservative Fund	Aggressive Fund	Tactical Fund	Tactical Total Return Fund
Janet Brown	G.	E.	A.	G.	G.	E.
Jason Browne	B.	B.	B.	B.	E.	B.
Bernard Burke	D.	A.	A.	C.	A.	A.
Martin DeVault	E.	E.	D.	E.	C.	C.
Sean McKeon	F.	E.	C.	D.	D.	A.

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator for the Funds.  USBFS provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from the Fund Complex a fee based on the aggregate current average daily net assets of 0.10% on assets up to $150 million, 0.05% on the next $350 million, 0.04% on the next $500 million and 0.03% on the remaining balance with a minimum fee of $30,000 for the first Fund; $20,000 for the next three Funds; $10,000 for the next two Funds; and $7,500 for each subsequent Fund.  USBFS also is entitled to certain out-of-pocket expenses.  USBFS also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements.

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The table below shows the amount of administration fees paid by the Predecessor Funds to USBFS for the fiscal years ended September 30(1) and October 31.

Administration Fee Paid
	2013	2012	2011(1)	2010
Upgrader Fund	$171,751	$162,847	$175,715	$207,904
Flexible Income Fund	$99,394	$94,733	$89,433	$89,536
Conservative Fund	$30,628	$34,480	$35,748	$33,881
Aggressive Fund	$47,084	$51,067	$49,942	$62,607
Tactical Fund	$30,192	$24,817	$15,637	$22,703
Tactical Total Return Fund	$7,894	$7,521	$6,864	$7,500
(1)	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

Custodian
U.S. Bank National Association is the custodian of the assets of the Funds (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  The transfer agent, the Custodian, and the Funds’ principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

Independent Registered Public Accounting Firm and Legal Counsel
Tait, Weller & Baker, LLP, is the independent registered public accounting firm for the Funds.

Cravath & Associates, LLC, 19809 Shady Brook Way, Gaithersburg, Maryland, 20879 serves as legal counsel to the Funds and counsel to the Independent Trustees.

EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions.  The purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

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In placing portfolio transactions, the Advisor will seek best execution.  The full range and quality of services available will be considered in making this determination, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the best execution, the Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by its under its Advisory Agreement with the Funds, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the Financial Industry Regulatory Authority (“FINRA”) and the SEC.

While it is the Advisor’s general policy to seek best execution in selecting a broker-dealer to execute portfolio transactions for the Funds, in accordance with Section 28(e) of the Securities and Exchange Act of 1934, when it is determined that more than one broker-dealer can deliver best execution weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Advisor, even if the specific services are not directly useful to a Fund and may be useful to the Advisor in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  Additionally, in accordance with procedures adopted by the Trust, the Advisor may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for each Fund are made independently from those of other client accounts managed or advised by the Advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both a Fund and one or more of such client accounts.  In such event, the position of a Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as a Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a Fund is concerned.  In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for such Fund.

The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they direct securities transactions to brokers in exchange for selling shares of the Funds.  However, broker-dealers who execute brokerage transactions may affect purchase of shares of the Funds for their customers.

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For the fiscal years ended September 30(2) and October 31, the Predecessor Funds paid the following in brokerage commissions:

Brokerage Fees Paid
	2013	2012	2011(2)	2010
Upgrader Fund	$143,778.50	$91,319.82	$140,699	$146,462(1)
Flexible Income Fund	$8,590.15	$11,921	$16,526	$28,376
Conservative Fund	$10,732.80	$9,809	$17,638	$12,024
Aggressive Fund	$49,037.70	$37,987	$46,622	$53,985(1)
Tactical Fund	$568,846.00	$255,531	$85,568	$266,706
Tactical Total Return Fund	$50,315.00	$25,444	$9,011	$22,349

  (1) The Fund’s decrease in brokerage commission in 2010 was primarily due to lower brokerage commission rates and a change in the asset mix.
   (2)  Effective September 30, 2011, the Funds changed their fiscal year end from October 31 to September 30.  The information presented is for the period from November 1, 2010 to September 30, 2011.

Of such amounts, the following was paid to firms for research, statistical or other services provided to the Advisor for the fiscal year ended September 30:

2013
Upgrader Fund	$24,000
Flexible Income Fund	$24,000
Conservative Fund	$24,000
Aggressive Fund	$24,000
Tactical Fund	$24,000
Tactical Total Return Fund	$24,000

CAPITAL STOCK

Shares issued by the Funds have no preemptive, conversion, or subscription rights.  Shares issued and sold by the Funds are deemed to be validly issued, fully paid and non-assessable by the Trust.  Shareholders have equal and exclusive rights as to dividends and distributions as declared by a Fund and to the net assets of the Fund upon liquidation or dissolution.  Each Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees).  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees.  While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

DETERMINATION OF SHARE PRICE

The NAV per share of each Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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Generally, a Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

The assets of the Funds consist primarily of shares of Underlying Funds, which are valued at their respective NAVs.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund.

The securities in a Fund’s portfolio, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange on which the security is primarily traded.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Funds’ Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares
In addition to purchasing shares directly from the Funds, you may purchase shares of the Funds through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged. If you transmit orders to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at a Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

The public offering price of Fund shares is its NAV.  Shares are purchased at the public offering price next determined after the transfer agent receives your order in proper form as discussed in the Fund’s Prospectus.  In order to receive that day’s public offering price, the transfer agent must receive your order in proper form before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

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The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Funds’ shares and (ii) to reject purchase orders in whole or in part when, in the judgment of the Advisor, such rejection is in the best interest of a Fund.  The Trust has granted limited authority to the Advisor to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

In addition to cash purchases, Fund shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities.  Any securities used to buy a Fund’s shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board.

Automatic Investment Plan
As discussed in the Prospectus, the Funds provide an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of a Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by the Funds.  The market value of a Fund’s shares is subject to fluctuation.  Prior to participating in the AIP, an investor should note that the AIP does not protect it against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds
You can sell your Fund shares any day the NYSE is open for regular trading.  Payments to shareholders for shares of the Funds redeemed directly from a Fund will be made as promptly as possible but no later than seven days after receipt by the transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than your cost, depending upon the market value of a Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Instructions
As described in the Prospectus, shareholders with telephone privileges established on their account may redeem a Fund’s shares by telephone.  Upon receipt of any instruction or inquiry from any person claiming to be the shareholder, a Fund or its authorized agent may carry out the instruction and/or respond to the inquiry consistent with shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, a Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner.

The transfer agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine.  If it fails to employ reasonable procedures, the Funds and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, consult the transfer agent.

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DISTRIBUTIONS AND TAX INFORMATION

Distributions
The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December.  Each Fund may make another distribution of any additional undistributed capital gains earned during the 12-month period ended September 30 by December 31 of each year.

All distributions generally reduce the NAV of a Fund’s shares by the amount of the distribution. If you purchase shares prior to a distribution, the distribution will be taxable to you even though economically it may represent a return on your investment.

Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year, each Fund will issue to each shareholder a statement of the federal income tax status of all distributions to such shareholder for the previous year.  You are responsible for the payment of taxes with respect to your investment in the Fund.

Tax Information
Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund has elected to qualify and intends to continue to qualify to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”) provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions.  It is each Fund’s policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes.  However, the Funds can give no assurances that its distributions will be sufficient to eliminate all taxes.  To comply with the requirements, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year,  (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on September 30 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.  If a Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a corporation.

Each Fund’s ordinary income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a taxable year are computed by taking into account any capital loss carryforward of a Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividends currently eligible for taxation at long-term capital gain rates to the extent derived from domestic or certain foreign corporations, and provided that the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent derived from domestic corporations, and provided that a Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the applicable Fund for its taxable year.  In addition, dividends that a Fund receives from shares in another regulated investment company (such as many of the underlying mutual funds in which the Funds invest) will only be qualifying dividends for such purposes to the extent that such dividends are derived from qualifying sources by such underlying regulated investment company and certain holding period requirements are met.  The portion of a Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  The special treatment of such dividends may be reduced or eliminated if the Fund shares held by an individual investor are held for less than 61 days, or Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.  Distributions will be taxable to you even if the share price of the Fund has declined.

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Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares.  Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph.  Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

If more than 50% in value of a Fund’s total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund, subject to certain exceptions for qualified fund of funds structures, as described below.  If this election is made, shareholders will be (1) required to include in their gross income their pro rata share of the Fund’s foreign source income (including any foreign income taxes paid by the Fund), and (2) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements.  In this case, shareholders will be informed in writing by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Fund) to be included in their income tax returns.  If not more than 50% in value of a Fund’s total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund, subject to certain exceptions for qualified fund of funds structures, as described below.  In this case, these taxes will be taken as a deduction by the Fund.  In the case of a qualified fund of funds, a Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund without regard to the requirement that more than 50% of the value of its total assets consist of stock or securities in foreign corporations.  For this purpose, a qualified fund of funds means a Fund at least 50% of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other regulated investment companies.

Under the Code, each Fund will be required to report to the Internal Revenue Service all distributions of ordinary income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to backup withholding currently at the rate of 28% in the case of non-exempt shareholders who fail to furnish a Fund with their taxpayer identification numbers and with required certifications regarding their correct status under the federal income tax law or if the IRS notifies the Funds that such backup withholding is required.  If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide a Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.  Each Fund reserves the right to refuse to open an account for any person failing to certify the person’s taxpayer identification number.

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In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Medicare tax of 3.8%.  The Medicare tax is imposed on the lesser of:  (i) the taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this Medicare tax.  In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this Medicare tax.

Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the United States and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on Fund distributions.

The Foreign Account Tax Compliance Act (“FATCA”).  A 30% withholding tax on your Fund’s distributions, including capital gains distributes, and on gross proceeds from the sale or other disposition of shares of the Fund generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA.  Withholding under FATCA is required: (i) with respect to certain distributions from your Fund beginning on July 1, 2014; and (ii) with respect to certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares that occur on or after January 1, 2017. If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction.  The Fund will not pay any additional amounts in respect to amounts withheld under FATCA.  You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder and current administrative rulings and court decisions, all of which are subject to change.  Any such charges could affect the validity of this discussion.  The discussion also represents only a general summary of tax law and practice currently applicable to a Fund and certain shareholders therein, and, as such, is subject to change.  In particular, the consequences of an investment in shares of a Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.  Paul Hastings LLP is not delivering the Fund a tax opinion with respect to any matter and no rulings are being sought from the Internal Revenue Service.

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THE FUNDS’ DISTRIBUTOR

Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  Pursuant to a distribution agreement between the Funds and Quasar (the “Distribution Agreement”), Quasar acts as the Funds’ principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of the Funds’ shares.  Quasar is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and a member of FINRA.

The Distribution Agreement between the Funds and Quasar continues in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities, and, in either case by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on a 60-day written notice when authorized either by a majority vote of the Funds’ shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by the Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

MARKETING AND SUPPORT PAYMENTS

The Funds’ Advisor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds.  Such payments may be divided into categories as follows:

Support Payments
Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between Fund representatives and financial intermediaries and their sales representatives.  Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

As of December 31, 2013, the Advisor has agreements with six firms to pay such Support Payments, which are structured in three ways:  (1) as a percentage of net sales; (2) as a percentage of net assets; and/or (3) a flat fee.

Support Payments to these dealers were as follows:

Firm	Dollar Amount
Charles Schwab	$914,725.51
National Financial	$493,859.05
Ameritrade	$346,249.60
Vanguard	$36,640.21
Pershing, LLC	$9,440.71
Orion	$547.98

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Entertainment, Conferences and Events
The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (1) occasional gifts; (2) occasional meals, tickets or other entertainments; and/or (3) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

FINANCIAL STATEMENTS
The Predecessor Funds’ Annual Report to shareholders for their fiscal year ended September 30, 2013 is a separate document and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

The following Financial Statement is for the Upgrader Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
FundX Upgrader Fund

We have audited the accompanying statement of assets and liabilities of FundX Upgrader Fund, a series of FundX Investment Trust (the “Fund”), as of May 20, 2014.  This financial statement is the responsibility of the Fund’s management.  Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement.  The Fund is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above present fairly, in all material respects, the financial position of FundX Upgrader Fund as of May 20, 2014 in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
May 28, 2014

Table of Contents - Statement of Additional Information

FundX Upgrader Fund
STATEMENT OF ASSETS AND LIABILITIES	May 20, 2014

ASSETS
Cash	$100,000
TOTAL ASSETS	100,000

NET ASSETS	$100,000

NET ASSETS CONSIST OF
Portfolio capital	$100,000

TOTAL NET ASSETS	$100,000

Fund shares issued and outstanding
(par value $0.01 per share; unlimited number of shares authorized)	10,000

Net asset value per share	$10.00

See accompanying Notes to the Statement of Assets and Liabilities.

Table of Contents - Statement of Additional Information

FundX Investment Trust

NOTES TO FINANCIAL STATEMENTS

NOTES TO THE STATEMENT OF ASSETS AND LIABILITIES	May 20, 2014

Note 1 – Organization and Significant Accounting Policies

The Trust is a Delaware Statutory trust organized on March 12, 2014, and is registered with the SEC as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Board may from time-to-time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  The Trust consists of one series, the FundX Upgrader Fund (the “Upgrader Fund”), which is a no-load mutual fund.  The Upgrader Fund is a successor in interest to a fund of the same name and investment objective that is included as a series of another investment company, Professionally Managed Portfolios, which was also advised by the Fund’s investment Advisor, FundX Investment Group.  The investment objective of the Upgrader Fund is to maximize capital appreciation over the long term without regard to income and commenced operation on November 1, 2001.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of a Fund’s assets for any shareholder held personally liable for obligations of a Fund or the Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund or the Trust and satisfy any judgment thereon.  All such rights are limited to the assets of a Fund.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities.  However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.

As a Delaware statutory trust, the Trust is subject to Delaware law, including the Delaware Statutory Trust Act.  The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Declaration of Trust further provides that no shareholder of the Trust shall be personally liable for the obligations of the Trust or of any series or class thereof except by reason of his or her own acts or conduct.

Significant accounting policies of the Fund are as follows:

Security Valuations

Generally, a Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

Table of Contents - Statement of Additional Information

The assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective NAVs.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund.

The securities in a Fund’s portfolio, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange on which the security is primarily traded.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Security Transactions and Investment Income

Security transactions are recorded on the date on which securities are purchased or sold.  Dividend income and corporate action transactions are recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Realized gains and losses are reported on an identified cost basis.

Income Taxes

The Fund is a “regulated investment company” as defined in Subtitle A, Chapter 1, Subchapter M of the Internal Revenue Code (the Code), as amended.  No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Code applicable to regulated investment companies and to make distributions of income and realized gains sufficient to relieve it from all or substantially all excise and income taxes.

Basis of Presentation

The preparation of the statement of assets and liabilities in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet date.  Actual results could differ from those estimates.

In preparing this statement of assets and liabilities, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the statement of assets and liabilities was made available.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Table of Contents - Statement of Additional Information

Note 2 – Related-Party Transactions

Investment Management and Fund Administration Fees

Upon commencement of trading or investment activities, the Advisor will provide investment management services to the Fund under written agreements approved by the Board.  The Fund will be charged an investment management fee paid to the Advisor computed at annual rates as follows:

Annual Advisory Fee
FundX Upgrader Fund	1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion.

The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund to ensure that total annual Fund operating expenses after expense reduction/reimbursement will not exceed an expense limitation of 1.25% of average daily net assets.

The Expense Cap excludes front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, interest on short positions or extraordinary expenses such as litigation.  Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by a Fund to the Advisor if requested by the Advisor, and if the Board approves such reimbursement in subsequent fiscal years.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the expense limitation.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years (on a rolling three-year look-back basis).  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  The Amended and Restated Operating Expenses Limitation Agreement is in effect at least until January 31, 2016.

Expenses incurred in connection with the organization and the offering of the Trust and the Fund will be paid for by the Advisor.  The Trust and the Fund do not have an obligation to reimburse the Advisor for organizational and offering expenses paid on their behalf.

Trustees’ Compensation

Trustees’ compensation is paid to individuals who are disinterested trustees.  No compensation is paid to the owners of the Advisor, including principal officers who are not trustees and Janet Brown, who is an interested Trustee and Chairperson of the Trust.

Service Fees and Other Third Party Payments

The Fund may pay service fees to Financial Intermediaries, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to service fees paid by the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Advisor may also pay cash compensation in the form of finders fees that vary depending on the Fund and the dollar amount of the shares sold.

Table of Contents - Statement of Additional Information

APPENDIX A
CORPORATE BOND RATINGS

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered medium grade obligations, e.g., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.  The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Table of Contents - Statement of Additional Information

Standard & Poor’s Ratings Group

AAA: Bonds rated AAA are highest grade debt obligations.  This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in small degree.

A:  Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal, BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Bonds rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors believes that such payments will be made during such grace period.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the additional of a plus or minus sign to show relative standing with the major categories.

Table of Contents - Statement of Additional Information

APPENDIX B
COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.

Prime-1--Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations.  “Prime-1” repayment ability will often be evidenced by many of the following characteristics:  leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed  financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group

A-1--This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory.  However, the  relative degree of safety is not as high as for issues designated “A-1”.

Table of Contents - Statement of Additional Information

FUNDX INVESTMENT TRUST

PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)	Agreement and Declaration of Trust.

(i)
Agreement and Declaration of Trust is herein incorporated by reference from FundX Investment Trust (the “Trust”) Initial Registration Statement on Form N‑1A, filed with the Securities and Exchange Commission (“SEC”) on March 18, 2014.

(ii)
Certificate of Trust is herein incorporated by reference from FundX Investment Trust (the “Trust”) Initial Registration Statement on Form N‑1A, filed with the Securities and Exchange Commission (“SEC”) on March 18, 2014.

(b)
By-Laws are herein incorporated by reference from FundX Investment Trust (the “Trust”) Initial Registration Statement on Form N‑1A, filed with the Securities and Exchange Commission (“SEC”) on March 18, 2014.

(c)	Instruments Defining Rights of Security Holders is incorporated by reference from the Registrant's Declaration of Trust and Bylaws.

(d)	Investment Advisory Agreement dated August 4, 2014 – filed herewith.

(e)	Distribution Agreement dated August 1, 2014 – filed herewith.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)	Custody Agreement dated August 1, 2014 – filed herewith.

(h)	Other Material Contracts

(i) Fund Administration Servicing Agreement dated August 1, 2014 – filed herewith.

(ii) Transfer Agent Servicing Agreement dated August 1, 2014 – filed herewith.

(iii) Fund Accounting Servicing Agreement dated August 1, 2014 – filed herewith.

(iv) Operating Expenses Limitation Agreement dated August 4, 2014 – filed herewith.

(v) Powers of Attorney is herein incorporated by reference from Pre-Effective Amendment No. 1, filed with the Securities and Exchange Commission (“SEC”) on May 29, 2014.

(i)	Legal Opinion and Consent is herein incorporated by reference from Pre-Effective Amendment No. 1, filed with the Securities and Exchange Commission (“SEC”) on May 29, 2014.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)	Subscription Agreement is herein incorporated by reference from Pre-Effective Amendment No. 1, filed with the Securities and Exchange Commission (“SEC”) on May 29, 2014.

(m)	Rule 12b-1 Plan – not applicable.

(n)	Rule 18f-3 Plan – not applicable.

(o)	Reserved.

(p)	Codes of Ethics
(i)
Combined Code of Ethics for the Trust and the Advisor (FundX Investment Trust, FundX Investment Group) is herein incorporated by reference from Pre-Effective Amendment No. 1, filed with the Securities and Exchange Commission (“SEC”) on May 29, 2014.

(ii)
Code of Ethics for the Distributor (Quasar Distributors) is herein incorporated by reference from Pre-Effective Amendment No. 1, filed with the Securities and Exchange Commission (“SEC”) on May 29, 2014.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant’s Declaration of Trust filed March 18, 2014 with the Initial Registration Statement on Form N-1A.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Adviser.

With respect to the investment adviser (FundX Investment Group), the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-54793), dated October, 2012.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following additional investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Kirr Marbach Partners Funds, Inc.
Aegis Funds	KKR Alternative Corporate Opportunities Fund P
Aegis Value Fund, Inc.	KKR Series Trust
Allied Asset Advisors Funds	Litman Gregory Funds Trust
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	LoCorr Investment Trust
Alpine Series Trust	Loeb King Trust
Appleton Funds	Lord Asset Management Trust
Barrett Opportunity Fund, Inc.	MainGate Trust
Brandes Investment Trust	Managed Portfolio Series
Bridge Builder Trust	Matrix Advisors Value Fund, Inc.
Bridges Investment Fund, Inc.	Merger Fund
Brookfield Investment Funds	Monetta Trust
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Capital Guardian Funds Trust	Perritt Funds, Inc.
Cushing Funds Trust	PRIMECAP Odyssey Funds
DoubleLine Funds Trust	Professionally Managed Portfolios
ETF Series Solutions	Prospector Funds, Inc.
Evermore Funds Trust	Provident Mutual Funds, Inc.
FactorShares Trust	Purisima Funds
First American Funds, Inc.	Rainier Investment Management Mutual Funds
First American Investment Funds, Inc.	RBC Funds Trust
First American Strategy Funds, Inc.	SCS Financial Funds
Glenmede Fund, Inc.	Stone Ridge Trust
Glenmede Portfolios	Thompson IM Funds, Inc.
Greenspring Fund, Inc.	TIFF Investment Program, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	Trust for Advised Portfolios
Hennessy Funds Trust	USA Mutuals
Hennessy Funds, Inc.	USFS Funds Trust
Hennessy Mutual Funds, Inc.	Wall Street Fund, Inc.
Hennessy SPARX Funds Trust	Westchester Capital Funds
Hotchkis & Wiley Funds	Wexford Trust/PA
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	WY Funds
Jacob Funds, Inc.	YCG Funds

(b)          To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None
(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)           Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Investment Adviser	FundX Investment Group 235 Montgomery Street, Suite 1049 San Francisco, CA 94101
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of San Francisco and State of California, on the 29th day of July 2014.

FundX Investment Trust

By:/s/ Jason Browne
Jason Browne, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Janet Brown*	Trustee	July 29, 2014
Janet Brown

/s/ Jason Browne	President and Principal Executive Officer	July 29, 2014
Jason Browne

/s/ Jan Gullett*	Trustee	July 29, 2014
Jan Gullett

/s/ Gregg Keeling*	Trustee	July 29, 2014
Gregg Keeling

/s/ Kimun Lee*	Trustee	July 29, 2014
Kimun Lee

/s/ Sean McKeon*	Treasurer and Principal Financial and	July 29, 2014
Sean McKeon	Accounting Officer

*By: /s/ Jason Browne		July 29, 2014
Jason Browne, Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Investment Advisory Agreement dated August 4, 2014	EX. 99.d
Distribution Agreement dated August 1, 2014	EX. 99.e
Custody Agreement dated August 1, 2014	EX. 99.g
Fund Administration Servicing Agreement dated August 1, 2014	EX. 99.h.i
Transfer Agent Servicing Agreement dated August 1, 2014	EX. 99.h.ii
Fund Accounting Servicing Agreement dated August 1, 2014	EX. 99.h.iii
Operating Expenses Limitation Agreement dated August 4, 2014	EX. 99.h.iv
Consent of Independent Registered Public Accounting Firm	EX. 99.j